[RIGHTIME LOGO]
Rightime
Family of Funds


The Rightime Fund
The Rightime Blue Chip Fund
The Rightime Social Awareness Fund
The Rightime MidCap Fund

Semiannual Report
April 30, 1999



[RIGHTIME LOGO]
Rightime
Family of Funds


Table of Contents

Portfolios

Rightime Fund                                   1
Rightime Blue Chip Fund                         3
Rightime Social Awareness Fund                 13
Rightime MidCap Fund                           15

Financial Statements

Statement of Assets & Liabilities              22
Statement of Operations                        23
Statement of Changes in Net Assets             24
Financial Highlights                           25

Notes to Financial Statements

Notes & Schedules                              27

Officers and Directors                         30




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[RIGHTIME LOGO]                                                      April 30, 1999
Rightime                                                                 (Unaudited)
Family of Funds
                                                                  The Rightime Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
   Shares                                                                 (Note 1)
------------                                                           ------------

EQUITY FUNDS: (62.77%)
     58,794  Aim Premier Growth Advisor Fund                         $    1,933,151
     44,209  Aim Value Fund                                               1,937,224
     72,701  Aim Weingarten Fund                                          1,922,210
    106,345  Davis NY Venture Value Fund                                  2,950,018
     75,797  Federated American Leaders Fund                              2,024,543
     31,284  Fidelity Advisors Equity
             Growth Fund                                                  1,954,638
    124,688  Fidelity Advisors Small Cap Fund                             1,998,753
     88,417  Fidelity Fifty Fund                                          1,916,888
    103,573  Fidelity Mid-Cap Stock Fund                                  1,989,643
     42,230  Fremont US Micro Cap Fund                                    1,008,868
     62,422  IDS New Dimension Fund                                       1,933,833
    275,862  Invesco Blue Chip Fund                                       1,906,207
    216,724  Invesco Dynamics Fund                                        3,933,549
     87,434  Janus Enterprise Fund                                        3,958,159
     37,821  Legg Mason Focus Fund                                          983,737
     61,596  Legg Mason Special Investment Fund                           2,481,093
     38,590  Legg Mason Value Trust Fund                                  2,920,118
    135,135  Lord Abbett Development
             Growth Fund                                                  2,227,027
     99,406  MAS Mid Cap Growth Fund                                      2,467,262
     93,414  MAS Mid Cap Value Fund                                       2,032,695
     41,356  MAS Small Cap Growth Fund                                    1,004,549
    115,875  MFS MIG "A" Fund                                             1,943,221
     93,525  MFS New Discovery "A" Fund                                   1,282,230
     22,816  Nicholas Fund                                                2,076,025
     51,760  Oakmark Fund                                                 1,998,447
    106,746  Oakmark Select Fund                                          2,498,932
    122,624  Putnam Investors "A" Fund                                    1,922,747
     70,978  Robertson Stephens
             Emerging Growth Fund                                         2,245,031
    194,513  Safeco Growth Fund                                           4,069,221
    116,303  T. Rowe Price Small Cap Stock Fund                           2,138,808
    103,942  T. Rowe Price Value Fund                                     2,111,059
     63,856  Value Line Special Situations Fund                           1,211,990
     68,703  Vanguard Growth & Income Fund                                2,295,369
     57,716  Vanguard US Growth Fund                                      2,228,432
                                                                     --------------

Total Equity Funds
             (cost $74,739,578)                                          73,505,677
                                                                     --------------

MONEY MARKET FUNDS: (19.52%)
  3,661,382  American Century Premier Fund                           $    3,661,383
    154,060  Delaware Group Cash Reserve Fund                               154,060
  5,414,682  Fidelity US Government Fund                                  5,414,682
  1,094,978  IDS Cash Management Prime Fund                               1,094,978
  2,093,317  Kemper Government
             Money Market Fund                                            2,093,317
    644,730  MAS Cash Reserve Fund                                          644,730
  1,267,863  MFS Money Market Fund                                        1,267,863
     47,773  New England Money Market Fund                                   47,773
     18,353  Oppenheimer Money Market Fund                                   18,353
  3,565,561  Pioneer Cash Reserve Fund                                    3,565,561
  4,792,431  Putnam Money Market Fund                                     4,792,431
    106,581  Seligman Cash Management Fund                                  106,581
                                                                     --------------

Total Money Market Funds
             (cost $22,861,712)                                          22,861,712
                                                                     --------------

Principal                                                                 Value
  Amount                                                                 (Note 1)
------------                                                         --------------
SHORT-TERM INVESTMENTS (11.40%)
Repurchase Agreement (7.73%)(b)
 $9,049,000           C.S. First Boston
                      4.80%; 05/3/99 (cost $9,049,000;
                      maturity value $9,052,620)                     $    9,049,000
                                                                     --------------
United States Treasury Bills (3.67%)(c)
  4,300,000           4.39%; 05/06/99                                     4,297,387
                                                                     --------------
Total Short-term Investments
(cost $13,346,387)                                                       13,346,387
                                                                     --------------
Total Investments (cost $110,947,677)
                     (93.69%)(a)                                        109,713,776
Other Assets Less Liabilities (6.31%)                                     7,391,385
                                                                     --------------
Net Assets (100.00%)                                                 $  117,105,161
                                                                     ==============

(a) Aggregate cost for federal income tax purposes is $110,947,677. At
    April 30, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Gross unrealized appreciation                              $       58,496
          Gross unrealized depreciation                                  (1,292,396)
                                                                     --------------
          Net unrealized depreciation                                $   (1,233,901)
                                                                     ==============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $9,231,003 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1999, the market value of $4,297,387 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1999:
     (Contracts/delivery month/commitment)

                                                                        Unrealized
                                                                       Depreciation
                                                                     --------------
     S&P 500 Stock Index
     ($250 times premium)
     55/June/Buy                                                     $    ($376,125)
     S&P 400 MidCap Stock Index
     ($500 times premium)
     30/June/Buy                                                            (21,625)
                                                                     --------------
                                                                     $     (397,750)
                                                                     ==============

See accompanying notes to financial statements




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[RIGHTIME LOGO]                                                      April 30, 1999
Rightime                                                                 (Unaudited)
Family of Funds
                                                        The Rightime Blue Chip Fund
                                                           Portfolio of Investments

                                                                           Value
   Shares                                                                 (Note 1)
------------                                                           ------------

COMMON STOCK (93.98%)
INDUSTRIALS (70.15%)
Aerospace/Defense (1.14%)
     28,663  Boeing Co.                                                $  1,164,434
         63  Conexant Systems Inc.*                                           2,567
      3,785  General Dynamics Corp.                                         265,896
      9,612  Lockheed Martin Corp.                                          413,917
      1,705  Northrop Grumman Corp.                                         109,013
      8,490  Raytheon Co. Class B                                           596,423
        126  Rockwell International Corp.                                     6,505
      5,776  United Technologies Corp.                                      836,798
                                                                     --------------
                                                                          3,395,553
                                                                     --------------

Aluminum (0.36%)
      7,416  Alcan Aluminum Ltd.                                            235,458
     11,588  Alcoa Inc.                                                     721,353
      1,800  Reynolds Metals Co.                                            112,275
                                                                     --------------
                                                                          1,069,086
                                                                     --------------

Auto Parts After Market (0.16%)
      1,970  Cooper Tire & Rubber Co.                                        43,217
      5,196  Genuine Parts Co.                                              155,880
      5,133  Goodyear Tire & Rubber Co.                                     293,543
                                                                     --------------
                                                                            492,640
                                                                     --------------

Automobiles (1.54%)
     11,541  Daimler Chrysler                                             1,133,182
     29,973  Ford Motor Co.                                               1,916,399
     17,630  General Motors Corp.                                         1,567,968
                                                                     --------------
                                                                          4,617,549
                                                                     --------------

Beverages (Alcoholic) (0.62%)
      1,562  Adolph Coors Co. Class B                                        83,567
     15,700  Anheuser-Busch Co., Inc.                                     1,148,063
      1,690  Brown-Forman Corp. Class B                                     124,532
      8,849  Seagram Co. Ltd.                                               507,711
                                                                     --------------
                                                                          1,863,873
                                                                     --------------

Beverages (Soft Drinks) (1.87%)
     61,700  Coca-Cola Co.                                                4,195,600
     37,789  PepsiCo, Inc.                                                1,395,831
                                                                     --------------
                                                                          5,591,431
                                                                     --------------

Broadcast Media (0.34%)
      4,672  Clear Channel Communications*                                  324,704
     10,428  Comcast Corp. Class A Special                                  684,989
                                                                     --------------
                                                                          1,009,693
                                                                     --------------

Building Materials (0.14%)
      8,182  Masco Corp.                                                    240,346
      1,314  Owens Corning                                                   46,811
      4,283  Sherwin-Williams Co.                                           133,309
                                                                     --------------
                                                                            420,466
                                                                     --------------

Chemicals (1.50%)
      7,362  Air Products & Chemicals, Inc.                                 346,014
      5,613  Dow Chemical Co.                                               736,356
     28,193  E.I. du Pont de Nemours & Co.                                1,991,131
      1,891  Goodrich (B.F.) Co.                                             75,167
      2,435  Hercules, Inc.                                                  92,074
     14,746  Monsanto Co.                                                   667,257
      3,893  Praxair, Inc.                                                  201,463
      4,689  Rohm & Haas Co.                                                210,126
      3,077  Union Carbide Corp.                                            159,619
                                                                     --------------
                                                                          4,479,207
                                                                     --------------

Chemicals (Diversified) (0.23%)
      2,514  Avery Dennison Corp.                                           171,581
      3,954  Engelhard Corp.                                                 75,867
      1,561  FMC Corp.*                                                     101,465
      1,781  Mallinckrodt, Inc.                                              62,446
      4,439  PPG Industries, Inc.                                           288,258
                                                                     --------------
                                                                            699,617
                                                                     --------------

Chemicals (Specialty) (0.14%)
      2,482  Grace (W.R.) & Co.                                              39,557
      2,283  Great Lakes Chemical Corp.                                     109,156
      3,373  Morton Int'l, Inc.                                             136,185
      1,643  Nalco Chemical Co.                                              60,072
        570  Octel Corp.*                                                     7,980
      1,204  Sealed Air Corp.*                                               73,218
                                                                     --------------
                                                                            426,168
                                                                     --------------

Commercial Services (0.19%)
      5,203  Ecolab, Inc.                                                   218,201
      1,113  National Service Industries, Inc.                               43,338
      4,021  Omnicom Group Inc.                                             291,523
      1,141  Safety-Kleen Corp.                                              18,113
                                                                     --------------
                                                                            571,175
                                                                     --------------

Communication (Equipment/
Manufacturers) (2.21%)
      2,903  Alcatel Alsthom ADR                                             70,579
      2,262  Andrew Corp.*                                                   31,527
      4,302  Cabletron Systems, Inc.*                                        40,600
     40,167  Cisco Systems, Inc.*                                         4,581,549
     19,119  Northern Telecom Ltd.                                        1,303,663
      1,951  Scientific-Atlanta, Inc.                                        61,944
      4,566  Tellabs, Inc.*                                                 500,262
                                                                     --------------
                                                                          6,590,124
                                                                     --------------

Computer Hardware (0.96%)
     65,892  Dell Computer*                                               2,713,927
      6,076  Seagate Technology*                                            169,369
                                                                     --------------
                                                                          2,883,296
                                                                     --------------

Computer Software & Services (6.33%)
      5,616  ALLTEL Corp.                                                   378,729
      1,797  Adobe Systems, Inc.                                            113,885
     15,000  America Online, Inc.*                                        2,141,250
      1,789  Autodesk, Inc.                                                  53,223
     19,286  Automatic Data Processing, Inc.                                858,227
     15,659  Computer Associates
             International, Inc.                                            668,444
      4,043  Computer Sciences Corp.*                                       240,811
     15,418  EMC Corp.*                                                   1,679,598
     12,146  First Data Corp.                                               515,446
    120,232  Microsoft Corp.*                                             9,776,365
      8,683  Novell, Inc.*                                                  193,197
     36,643  Oracle Corp.*                                                  991,651
      6,465  Parametric Technology Corp.*                                    84,449
        586  Shared Medical Systems Corp.                                    31,827
      4,669  Silicon Graphics, Inc.*                                         59,530
     18,726  Sun Microsystems, Inc.*                                      1,120,049
                                                                     --------------
                                                                         18,906,681
                                                                     --------------

Computer Systems (2.52%)
      9,699  3 Com Corp.*                                                   253,386
      4,051  Apple Computer, Inc.*                                          186,346
     68,704  COMPAQ Computer Corp.                                        1,532,958
      3,836  Ceridian Corp.*                                                140,494
      1,618  Data General Corp.*                                             18,910
     24,260  International Business
             Machines Corp.                                               5,074,889
      5,257  Micron Technology Inc.*                                        195,166
      4,134  Unisys Corp.*                                                  129,963
                                                                     --------------
                                                                          7,532,112
                                                                     --------------

Conglomerates (0.41%)
      4,305  Allegheny Teledyne, Inc.                                        96,324
      8,702  ITT Hartford Group, Inc.                                       512,874
      2,993  ITT Industries, Inc.                                           107,748
      4,275  Tenneco, Inc.                                                  115,425
      4,108  Textron, Inc.                                                  378,450
                                                                     --------------
                                                                          1,210,821
                                                                     --------------

Containers (Metal & Glass) (0.07%)
        788  Ball Corp.                                                      43,291
      5,499  Crown Cork & Seal Co., Inc.                                    178,718
                                                                     --------------
                                                                            222,009
                                                                     --------------

Containers (Paper) (0.07%)
      1,357  Bemis Co., Inc.                                                 47,495
      2,427  Smurfit-Stone Container Corp.*                                  56,731
      1,389  Temple-Inland Inc.                                              95,841
                                                                     --------------
                                                                            200,067
                                                                     --------------

Cosmetics (0.76%)
      1,422  Alberto-Culver Co. Class B                                      35,372
      8,074  Avon Products, Inc.                                            438,519
     32,482  Gillette Co.                                                 1,695,154
      2,754  International Flavors &
             Fragrances, Inc.                                               108,783
                                                                     --------------
                                                                          2,277,828
                                                                     --------------

Electrical Equipment (4.01%)
     30,158  CBS Corp.*                                                   1,374,074
         15  Commscope Inc*                                                     366
     11,023  Emerson Electric Co.                                           710,984
     85,311  General Electric Co.                                         9,000,310
      8,357  General Instrument Corp.*                                      305,031
         73  General Semiconductor, Inc.*                                       547
      3,148  Honeywell, Inc.                                                298,273
      2,110  Raychem Corp.                                                   55,783
      1,380  Thomas & Betts Corp.                                            57,960
      3,534  W.W. Grainger, Inc.                                            177,363
                                                                     --------------
                                                                         11,980,691
                                                                     --------------

Electronics (Instrumentation) (0.73%)
     25,895  Hewlett-Packard Co.                                          2,042,468
      1,122  Perkin-Elmer Corp.                                             121,316
      1,248  Tektronix, Inc.                                                 30,252
                                                                     --------------
                                                                          2,194,036
                                                                     --------------

Electronics (Semiconductors) (2.81%)
      3,810  Advanced Micro Devices, Inc.*                                   62,627
     16,448  Applied Materials, Inc.*                                       882,024
     81,606  Intel Corp.                                                  4,993,267
      2,152  KLA Instruments Corp.*                                         106,793
      3,508  LSI Logic Corp.*                                               119,272
     14,916  Motorola, Inc.                                               1,195,145
      4,068  National Semiconductor Corp.*                                   50,850
      9,756  Texas Instruments, Inc.                                        996,331
                                                                     --------------
                                                                          8,406,309
                                                                     --------------

Engineering & Construction (0.03%)
      2,117  Fluor Corp.                                                     70,655
      1,058  Foster Wheeler Corp.                                            14,283
                                                                     --------------
                                                                             84,938
                                                                     --------------

Entertainment (0.56%)
      1,895  King World Productions, Inc.*                                   66,799
     50,568  Walt Disney Co.                                              1,605,534
                                                                     --------------
                                                                          1,672,333
                                                                     --------------

Food Wholesalers (0.11%)
      3,062  SuperValu Inc.                                                  63,919
      8,463  Sysco Corp.                                                    251,245
                                                                     --------------
                                                                            315,164
                                                                     --------------

Foods (1.58%)
        298  Agribrands International *                                      10,430
     19,884  Archer-Daniels-Midland Co.                                     298,260
      9,278  Bestfoods Intl.                                                465,640
     13,749  Campbell Soup Co.                                              563,709
     22,550  ConAgra, Inc.                                                  560,931
         66  Corn Products Intl.                                              1,906
      3,834  Darden Restaurants Inc.                                         85,546
      5,259  General Mills, Inc.                                            384,564
     11,253  H.J. Heinz Co.                                                 525,374
      3,521  Hershey Foods Corp.                                            185,293
     10,239  Kellogg Co.                                                    378,843
      3,436  Quaker Oats Co.                                                221,837
      8,013  Ralston-Purina Group                                           244,397
     24,032  Sara Lee Corp.                                                 534,712
      1,509  Vlasic Foods Intl.*                                             12,355
      2,910  Wrigley, (Wm.) Jr.                                             258,081
                                                                     --------------
                                                                          4,731,878
                                                                     --------------

Gold Mining (0.17%)
      9,652  Barrick Gold Corp.                                             194,246
      6,570  Battle Mountain Gold Co.*                                       18,478
      4,796  Freeport-McMoRan Copper &
             Gold Inc. Class B                                               73,439
      3,694  Homestake Mining Co.                                            35,324
      3,886  Newmont Mining Corp.                                            93,507
      5,990  Placer Dome Group, Inc.                                         84,609
                                                                     --------------
                                                                            499,603
                                                                     --------------

Hardware & Tools (0.08%)
      2,375  Black & Decker Corp.*                                          134,781
      1,508  Snap-On Inc.                                                    49,104
      2,217  Stanley Works                                                   67,480
                                                                     --------------
                                                                            251,365
                                                                     --------------

Health Care (Diversified) (4.34%)
     48,288  Abbott Laboratories, Inc.                                    2,338,950
     32,502  American Home Products Corp.                                 1,982,622
     51,718  Bristol-Myers Squibb Co.                                     3,287,325
     33,514  Johnson & Johnson                                            3,267,615
      3,904  Mckesson HBO Inc.                                              136,640
      4,696  United Healthcare Corp.                                        263,563
     20,412  Warner-Lambert Co.                                           1,386,740
      7,459  Watson Pharmaceuticals, Inc.*                                  302,089
                                                                     --------------
                                                                         12,965,544
                                                                     --------------

Health Care (Drugs) (4.19%)
     28,943  Eli Lilly & Co.                                              2,130,928
     59,788  Merck & Co., Inc.                                            4,200,107
     32,255  Pfizer, Inc.                                                 3,711,341
     12,614  Pharmacia & Upjohn, Inc.                                       706,384
     36,524  Schering-Plough Corp.                                        1,764,566
                                                                     --------------
                                                                         12,513,326
                                                                     --------------

Health Care (Miscellaneous) (0.28%)
      2,375  ALZA Corp.*                                                     79,711
         11  Bergen Brunswig Corp. Class A                                      204
      2,100  Beverly Enterprises *                                           13,650
      4,164  Cardinal Health, Inc.                                          249,059
        100  Crescendo Pharm. *                                               1,475
      1,540  HCR Manor Care                                                  42,735
      9,788  HEALTHSOUTH Corp.*                                             131,526
     10,268  IMS Health, Inc.                                               308,040
                                                                     --------------
                                                                            826,400
                                                                     --------------

Heavy Duty Trucks & Parts (0.24%)
        910  Cummins Engine Co., Inc.                                        48,685
      4,112  Dana Corp.                                                     193,778
      2,850  Eaton Corp.                                                    261,309
      1,877  Navistar International Corp.*                                   98,191
      1,948  Paccar, Inc.                                                   109,088
                                                                     --------------
                                                                            711,051
                                                                     --------------

Homebuilding (0.04%)
      1,589  Centex Corp.                                                    58,098
        980  Kaufman & Broad Home Corp.                                      23,826
      1,048  Pulte Corp.                                                     23,711
                                                                     --------------
                                                                            105,635
                                                                     --------------

Hospital Management Companies (0.24%)
     19,756  Columbia/HCA Healthcare Corp.                                  487,726
      4,092  Humana, Inc.*                                                   55,754
      7,645  Tenet Healthcare Corp.*                                        180,613
                                                                     --------------
                                                                            724,093
                                                                     --------------

Hotel/Motel (0.28%)
      2,883  Harrah's Entertainment, Inc. *                                  63,426
      7,032  Hilton Hotels Corp.                                            109,875
      6,411  Marriott Intl. Class A                                         268,461
      4,470  Mirage Resorts, Inc.*                                          100,296
      7,032  Park Place Entertainment *                                      76,033
        895  Sodexho Marriott Services                                       20,305
      5,091  Starwood Hotels & Resorts                                      186,776
                                                                     --------------
                                                                            825,172
                                                                     --------------

Household Furnishings & Appliances (0.11%)
        980  Armstrong World Industries Inc.                                 53,655
      2,376  Maytag Corp.                                                   162,459
      1,904  Whirlpool Corp.                                                126,378
                                                                     --------------
                                                                            342,492
                                                                     --------------

Household Products (1.81%)
      3,065  Clorox Co.                                                     353,624
      8,300  Colgate-Palmolive Co.                                          850,231
     33,556  Procter & Gamble Co.                                         3,147,972
     16,131  Unilever NV ADR                                              1,047,507
                                                                     --------------
                                                                          5,399,334
                                                                     --------------

Housewares (0.12%)
      6,948  Newell Rubbermaid                                              329,596
      1,538  Tupperware Corp.                                                36,431
                                                                     --------------
                                                                            366,027
                                                                     --------------

Machinery (Diversified) (0.50%)
        638  Briggs & Stratton Corp.                                         42,068
      9,243  Caterpillar, Inc.                                              595,018
      4,569  Cooper Industries, Inc.                                        221,025
      7,848  Deere & Co.                                                    337,464
      1,285  Harnischfeger Industries Inc.                                   12,529
      4,093  Ingersoll-Rand Co.                                             283,184
                                                                     --------------
                                                                          1,491,288
                                                                     --------------

Manufacturing (Diversified Industries) (1.16%)
      2,413  Case Corp.                                                      83,550
      1,695  Crane Co.                                                       49,049
      9,183  Dover Corp.                                                    339,197
        880  Fleetwood Enterprises, Inc.                                     21,725
      6,175  Illinois Tool Works, Inc.                                      475,475
      2,104  Johnson Controls, Inc.                                         153,461
      1,131  Millipore Corp.                                                 34,708
        208  NACCO Industries, Inc. Class A                                  16,809
      3,233  Pall Corp.                                                      59,608
      2,750  Parker Hannifin Corp.                                          129,078
      1,558  Timkin Co.                                                      34,763
     25,584  Tyco Intl Ltd.                                               2,078,700
                                                                     --------------
                                                                          3,476,123
                                                                     --------------

Medical Products & Supplies (0.72%)
      2,471  Bausch & Lomb, Inc.                                            185,325
      8,269  Baxter International, Inc.                                     520,947
      6,910  Becton, Dickinson & Co.                                        256,966
      4,501  Biomet, Inc.*                                                  184,541
     10,960  Boston Scientific Corp.*                                       466,485
      1,381  C.R. Bard, Inc.                                                 67,669
      7,308  Guidant Corp.                                                  392,348
      2,513  Sigma Aldrich Corp.                                             81,672
        351  St. Jude Medical, Inc.*                                          9,784
                                                                     --------------
                                                                          2,165,737
                                                                     --------------

Metals Miscellaneous (0.08%)
      2,165  ASARCO, Inc.                                                    39,782
      2,365  Cyprus Amax Minerals Co.                                        36,362
      4,203  Inco Ltd.                                                       80,645
      1,488  Phelps Dodge Corp.                                              94,116
                                                                     --------------
                                                                            250,905
                                                                     --------------

Miscellaneous (2.96%)
        110  Allergan Specialty Therapy *                                     1,100
      2,018  Allergan, Inc.                                                 181,368
     16,314  AlliedSignal Inc.                                              958,448
      2,868  American Greetings Corp. Class A                                75,106
     16,832  Amgen, Inc.*                                                 1,034,116
          4  Berkshire Hathaway*                                            305,600
      2,751  Brunswick Corp.                                                 66,024
     23,488  Cendant Corporation *                                          422,784
      6,889  Corning, Inc.                                                  394,395
      6,956  Costco Companies *                                             563,001
      2,411  Deluxe Corp.                                                    83,481
      1,111  EG & G, Inc.                                                    34,719
      2,578  Eastman Chemical                                               143,562
      9,911  Eastman Kodak Co.                                              739,608
      2,561  H & R Block, Inc.                                              123,248
      2,608  Harcourt General, Inc.                                         124,369
      2,014  Harris Corp.                                                    69,609
      1,435  Hussmann Intl.                                                  22,781
      3,292  Ikon Office Solutions, Inc.                                     39,710
      3,186  Interpublic Group of Cos., Inc.                                247,114
        872  John H. Harland Co.                                             14,442
        924  Jostens Inc.                                                    19,808
      2,153  Kerr-McGee Corp.                                                91,233
      2,915  Loews Corp.                                                    213,341
        478  Midas, Inc.                                                     16,730
      1,060  Milacron, Inc.                                                  24,380
     10,205  Minnesota Mining &
             Manufacturing Co.                                              908,245
      3,485  Owens-Illinois, Inc.*                                          101,065
      4,771  Pioneer Hi Bred International                                  178,316
      1,147  Polaroid Corp.                                                  23,657
      3,664  R.R. Donnelley & Sons Co.                                      129,614
        464  SPX Corp.                                                       30,305
      6,326  Service Corp. International                                    131,265
        539  Springs Industries Inc. Class A                                 20,145
      3,052  TRW, Inc.                                                      127,993
      3,753  Thermo Electron Corp.*                                          60,283
     17,650  Viacom Inc. Class B*                                           721,444
      2,871  Whitman Corp.                                                   47,013
      7,683  Williams Cos., Inc.                                            363,022
                                                                     --------------
                                                                          8,852,444
                                                                     --------------

Office Equipment & Supplies (0.64%)
      2,202  Moore Corp. Ltd.                                                22,020
     13,278  Pitney Bowes, Inc.                                             928,630
     16,252  Xerox Corp.                                                    954,805
                                                                     --------------
                                                                          1,905,455
                                                                     --------------

Oil & Gas Drilling (0.03%)
      2,024  Helmerich & Payne, Inc.                                         52,118
      2,159  Rowan Cos., Inc.*                                               34,544
                                                                     --------------
                                                                             86,662
                                                                     --------------

Oil (Domestic Integrated) (0.72%)
      2,463  Amerada Hess Corp.                                             140,391
      2,010  Ashland Inc.                                                    84,922
     10,241  Atlantic Richfield Co.                                         859,604
      8,413  Occidental Petroleum Corp.                                     169,837
      1,199  PennzEnergy Company                                             15,512
      1,199  Pennzoil-Quaker State Co.                                       15,512
      6,533  Phillips Petroleum Co.                                         330,733
      1,760  Sunoco                                                          62,920
      7,238  USX-Marathon Group                                             226,188
      6,162  Unocal Corp.                                                   256,108
                                                                     --------------
                                                                          2,161,727
                                                                     --------------

Oil (Exploration & Production) (0.14%)
      3,046  Anadarko Petroleum Corp.                                       115,558
      2,218  Apache Corp.                                                    68,065
      4,708  Burlington Resources, Inc.                                     216,862
                                                                     --------------
                                                                            400,485
                                                                     --------------

Oil (International Integrated) (5.18%)
     20,307  BP Amoco Plc. ADR                                            2,298,499
     20,199  Chevron Corp.                                                2,014,850
     61,469  Exxon Corp.                                                  5,105,769
     19,548  Mobil Corp.                                                  2,047,653
     53,522  Royal Dutch Petroleum Co. ADR                                3,141,072
     13,628  Texaco Inc.                                                    855,157
                                                                     --------------
                                                                         15,463,000
                                                                     --------------

Oil Well Equipment & Services (0.59%)
      7,919  Baker Hughes, Inc.                                             236,580
     16,618  Halliburton Co.                                                708,342
      1,432  McDermott International, Inc.                                   41,528
     12,290  Schlumberger Ltd.                                              785,024
                                                                     --------------
                                                                          1,771,474
                                                                     --------------

Paper & Forest Products (0.95%)
      2,060  Boise Cascade Corp.                                             82,915
      3,769  Champion International Corp.                                   206,117
      5,176  Fort James Corp.                                               196,688
      3,506  Georgia-Pacific Corp.                                          324,305
      7,555  International Paper Co.                                        402,776
     13,834  Kimberly-Clark Corp.                                           848,197
      2,775  Louisiana-Pacific Corp.                                         57,755
      2,630  Mead Corp.                                                     109,967
        764  Potlatch Corp.                                                  31,658
      1,200  Timber Co.                                                      30,900
      1,759  Union Camp Corp.                                               139,621
      2,569  Westvaco Corp.                                                  76,749
      4,983  Weyerhaeuser Co.                                               334,484
                                                                     --------------
                                                                          2,842,132
                                                                     --------------

Pollution Control (0.25%)
      5,868  Browning-Ferris Industries, Inc.                               233,987
      8,158  Laidlaw, Inc.                                                   51,497
      8,241  Waste Management, Inc.                                         465,616
                                                                     --------------
                                                                            751,100
                                                                     --------------

Publishing (0.83%)
      4,210  Dun & Bradstreet Corp.                                         154,718
      4,946  McGraw-Hill Cos.                                               273,266
      1,296  Meredith Corp.                                                  47,547
      1,712  Nielsen Media Research                                          46,866
        842  R.H. Donnelley Corp.                                            13,893
     27,902  Time Warner, Inc.                                            1,953,140
                                                                     --------------
                                                                          2,489,430
                                                                     --------------

Publishing (Newspapers) (0.60%)
      2,392  Dow Jones & Co., Inc.                                          130,364
     14,071  Gannett Co., Inc.                                              996,403
      2,091  Knight-Ridder, Inc.                                            112,522
      4,774  New York Times Co. Class A                                     164,703
      2,236  Times Mirror Co. Class A                                       130,806
      3,027  Tribune Co.                                                    252,565
                                                                     --------------
                                                                          1,787,363
                                                                     --------------

Restaurants (0.60%)
     34,318  McDonald's Corp.                                             1,454,225
      3,819  Tricon Global Restaurants *                                    245,848
      3,276  Wendy's International, Inc.                                     88,657
                                                                     --------------
                                                                          1,788,730
                                                                     --------------

Retail Stores (Department Stores) (0.38%)
      2,780  Dillard's, Inc.                                                 76,971
      6,485  Federated Department Stores*                                   302,768
      6,254  J.C. Penney Co., Inc.                                          285,339
      8,692  May Department Stores Co.                                      346,050
      3,762  Nordstrom, Inc.                                                132,375
                                                                     --------------
                                                                          1,143,503
                                                                     --------------

Retail Stores (Drugs Stores) (0.28%)
        926  Longs Drug Stores, Inc.                                         31,831
      6,102  Rite Aid Corp.                                                 142,253
     24,492  Walgreen Co.                                                   658,223
                                                                     --------------
                                                                            832,307
                                                                     --------------

Retail Stores (Food Chains) (0.38%)
      6,987  Albertson's, Inc.                                              359,830
      8,332  American Stores Co.                                            262,979
      1,272  Great Atlantic & Pacific Tea Co., Inc.                          39,114
      6,309  Kroger Co.*                                                    342,658
      3,729  Winn Dixie Stores, Inc.                                        133,545
                                                                     --------------
                                                                          1,138,126
                                                                     --------------

Retail Stores (General Merchandise) (2.26%)
      2,682  Consolidated Stores, Inc.*                                      92,194
     12,560  Dayton-Hudson Corp.                                            845,445
     12,159  Kmart Corp. *                                                  180,865
      9,727  Sears, Roebuck & Co.                                           447,442
    112,458  Wal-Mart Stores, Inc.                                        5,173,068
                                                                     --------------
                                                                          6,739,014
                                                                     --------------

Retail Stores (Specialty - Apparel) (0.68%)
      5,848  Abercrombie & Fitch Co.-Class A*                               556,291
      4,261  Charming Shoppes, Inc.*                                         16,511
     17,794  Gap, Inc.                                                    1,184,413
      8,222  TJX Cos., Inc.                                                 273,895
                                                                     --------------
                                                                          2,031,110
                                                                     --------------

Retail Stores (Specialty) (1.39%)
      3,751  AutoZone, Inc.*                                                112,530
     10,166  CVS Corporation                                                484,156
      2,906  Circuit City Stores, Inc.                                      178,719
     42,168  Home Depot, Inc.                                             2,527,445
      8,736  Lowes Cos., Inc.                                               460,824
         43  Pep Boys (Manny, Moe & Jack)                                       615
      2,573  Tandy Corp.                                                    186,382
      7,167  Toys R Us, Inc.*                                               155,882
      3,352  Venator Group, Inc.*                                            32,473
                                                                     --------------
                                                                          4,139,026
                                                                     --------------

Shoes (0.16%)
      7,261  Nike, Inc. Class B                                             451,543
      1,408  Reebok International Ltd.*                                      26,488
                                                                     --------------
                                                                            478,031
                                                                     --------------

Steel (0.11%)
      2,726  Armco, Inc.*                                                    13,971
      5,444  Bethlehem Steel Corp.*                                          49,676
      2,188  Nucor Corp.                                                    128,408
      1,262  Ryerson Tull Inc.                                               28,632
      2,190  USX-U.S. Steel Group                                            66,248
      2,399  Worthington Industries, Inc.                                    33,136
                                                                     --------------
                                                                            320,071
                                                                     --------------

Telecommunications (Long Distance) (4.24%)
     75,370  AT&T Corp.                                                   3,806,185
     63,878  Lucent Technologies, Inc.                                    3,840,665
     11,434  Sprint Corp.                                                 1,172,700
      5,717  Sprint Corp. (PCS Group)                                       242,258
     43,916  MCI WorldCom, Inc.*                                          3,609,346
                                                                     --------------
                                                                         12,671,154
                                                                     --------------

Textile (Apparel Manufacturers) (0.09%)
      1,855  Fruit of the Loom, Inc.*                                        19,825
      1,688  Liz Claiborne, Inc.                                             55,809
        878  Russell Corp.                                                   19,426
      3,093  VF Corp.                                                       159,290
                                                                     --------------
                                                                            254,350
                                                                     --------------

Tobacco (0.82%)
      5,305  Fortune Brands                                                 209,547
     60,439  Philip Morris Cos., Inc.                                     2,119,142
      4,567  UST Inc.                                                       127,305
                                                                     --------------
                                                                          2,455,994
                                                                     --------------

Toys (0.12%)
      4,629  Hasbro, Inc.                                                   157,965
      7,277  Mattel, Inc.                                                   188,292
                                                                     --------------
                                                                            346,257
                                                                     --------------
Total Industrial                                                        209,607,785
                                                                     --------------

TRANSPORTATION (1.40%)

Airlines (0.39%)
      6,674  AMR Corp.*                                                     465,929
      5,076  Delta Air Lines, Inc.                                          322,009
      8,122  Southwest Airlines Co.                                         264,473
      2,230  USAir Group, Inc.*                                             121,396
                                                                     --------------
                                                                          1,173,807
                                                                     --------------

Railroads (0.79%)
     14,049  Burlington Northern Santa Fe Corp.                             514,545
      5,452  CSX Corp.                                                      268,511
      8,591  Kansas City Southern Industries, Inc.                          511,701
     18,537  Norfolk Southern Corp.                                         605,928
      6,180  Union Pacific Corp.                                            370,800
      6,355  Union Pacific Resources Group, Inc.                             88,970
                                                                     --------------
                                                                          2,360,455
                                                                     --------------

Transportation (Miscellaneous) (0.22%)
      5,275  FDX Corp.                                                      593,767
      1,864  Ryder System, Inc.                                              49,163
                                                                     --------------
                                                                            642,930
                                                                     --------------
Total Transportation                                                      4,177,192
                                                                     --------------

UTILITIES (7.59%)

Electric Companies (1.99%)
      3,419  Ameren Corp.                                                   132,273
      4,697  American Electric Power Co., Inc.                              194,632
      5,702  Baltimore Gas & Electric Co.                                   160,369
      4,624  CINergy Corp.                                                  137,853
      3,793  Carolina Power & Light Co.                                     152,905
      7,061  Central & South West Corp.                                     175,201
      6,476  Consolidated Edison, Inc.                                      294,253
      5,205  DTE Energy Co.                                                 212,429
      8,626  Dominion Resources, Inc.                                       354,744
      9,616  Duke Power Co.                                                 538,496
      9,488  Edison International                                           232,456
      6,632  Entergy Corp.                                                  207,250
      5,419  FPL Group, Inc.                                                305,496
      8,162  FirstEnergy Corp.                                              242,309
      4,597  GPU Inc.                                                       175,261
      3,646  Niagara Mohawk Power Corp.                                      48,765
      3,626  Northern States Power Co.                                       87,477
      5,527  PECO Energy Corp.                                              262,187
     10,952  PG & E Corporation                                             340,197
      4,186  PP&L Resources Inc.                                            116,946
      7,384  PacifiCorp                                                     123,220
      5,825  Public Service Enterprise Group Inc.                           233,000
     10,884  Reliant Energy Inc.                                            308,153
     17,250  Southern Co.                                                   466,828
      5,708  Texas Utilities Co.                                            226,893
      5,440  Unicom Corp.                                                   211,140
                                                                     --------------
                                                                          5,940,733
                                                                     --------------

Natural Gas (0.47%)
      5,362  Coastal Corp.                                                  205,097
      2,116  Columbia Gas Systems, Inc.                                     101,700
      2,350  Consolidated Natural Gas Co.                                   139,825
      1,038  EEX Corp.*                                                       6,747
        527  Eastern Enterprises                                             18,939
      9,017  Enron Corp.                                                    678,529
      1,215  NICOR, Inc.                                                     44,196
        807  Oneok, Inc.                                                     22,546
        845  Peoples Energy Corp.                                            31,582
      3,192  Sempra Energy                                                   66,234
      2,038  Sonat, Inc.                                                     72,858
                                                                     --------------
                                                                          1,388,253
                                                                     --------------

Telephone (4.92%)
     14,309  AirTouch Communications*                                     1,336,103
     30,639  Ameritech Corp.                                              2,096,857
     46,634  Bell Atlantic Corp.                                          2,687,284
     54,772  BellSouth Corp.                                              2,451,047
     25,371  GTE Corp.                                                    1,698,271
     15,148  Mediaone Group, Inc.*                                        1,235,509
     45,630  SBC Communications Inc.                                      2,555,280
     12,489  U S WEST, Inc.                                                 653,331
                                                                     --------------
                                                                         14,713,682
                                                                     --------------

Telephone Companies (Local) (0.21%)
      9,900  Century Telephone Enterprises, Inc. *                          398,475
      4,115  Frontier Corp.                                                 227,097
                                                                     --------------
                                                                            625,572
                                                                     --------------
Total Utilities                                                          22,668,240
                                                                     --------------

FINANCIAL (14.84%)

Banks (0.64%)
     20,216  Bank of New York, Inc.                                         808,640
      3,888  Comerica, Inc.                                                 252,963
      7,286  Fifth Third Bancorp                                            522,315
      4,025  State Street Boston                                            352,188
                                                                     --------------
                                                                          1,936,106
                                                                     --------------

Financial Miscellaneous (4.24%)
     14,614  American Express Co.                                         1,909,867
      7,592  American General Corp.                                         561,808
     15,522  Associates First Capital                                       687,819
      9,922  Charles Schwab Corp.                                         1,088,939
      4,014  Cincinnati Financial Corp.                                     162,065
      2,679  Countrywide Credit Industries, Inc.                            121,392
     21,355  Federal Home Loan Mortgage Corp.                             1,340,026
     31,395  Federal National Mortgage Assn.                              2,227,083
     14,257  Household International, Inc.                                  717,305
      2,800  Lehman Brothers Holdings, Inc.                                 155,575
      2,211  MBIA, Inc.                                                     148,690
     18,709  MBNA Corp.                                                     527,360
      6,357  Marsh & McLennan Cos., Inc.                                    486,708
      8,268  Merrill Lynch & Co., Inc.                                      693,995
     14,795  Morgan Stanley Dean Witter & Co.                             1,467,479
      6,574  Synovus Financial Corp.                                        145,450
      3,218  Transamerica Corp.                                             229,283
                                                                     --------------
                                                                         12,670,844
                                                                     --------------

Insurance (0.26%)
      5,630  Aon Corp.                                                      385,655
      3,756  Equifax, Inc.                                                  134,981
      1,787  Progressive Corp. of Ohio                                      256,434
                                                                     --------------
                                                                            777,070
                                                                     --------------

Life Insurance (0.43%)
         34  Aegon Nv                                                         3,234
      7,826  Conseco Co., Inc.                                              247,008
      2,665  Jefferson-Pilot Corp.                                          179,554
      2,509  Lincoln National Corp.                                         241,020
      3,579  Providian Financial Corp.                                      461,915
      3,502  Torchmark Corp.                                                119,725
        199  Waddell & Reed Financial Class A                                 4,490
        857  Waddell & Reed Financial Class B                                19,122
                                                                     --------------
                                                                          1,276,068
                                                                     --------------

Major Regional Banks (4.11%)
      6,758  BB&T Corp.                                                     269,898
     29,870  Banc One Corp.                                               1,762,330
     46,566  Bankamerica Corp.                                            3,352,752
     29,386  First Union Corp.                                            1,627,250
     14,678  Fleet Financial Group, Inc.                                    632,071
      5,208  Huntington Bancshares Inc.                                     184,559
     10,895  KeyCorp                                                        337,064
      4,966  National City Corp.                                            356,310
      7,606  PNC Bank Corp.                                                 440,197
      5,262  SunTrust Banks, Inc.                                           376,233
     18,291  U.S Bancorp Del Com                                            677,910
      5,086  Wachovia Corp.                                                 446,932
     42,042  Wells Fargo Company                                          1,815,689
                                                                     --------------
                                                                         12,279,195
                                                                     --------------

Money Center Banks (0.91%)
      2,407  Bankers Trust New York Corp.                                   216,780
     20,978  Chase Manhattan Corp.                                        1,735,930
      4,470  J.P. Morgan & Co., Inc.                                        602,332
      2,760  Republic New York Corp.                                        162,150
                                                                     --------------
                                                                          2,717,192
                                                                     --------------

Multi-Line Insurance (3.45%)
      4,002  Aetna, Inc.                                                    350,925
     25,276  Allstate Corp.                                                 919,415
     33,893  American International Group, Inc.                           3,980,309
      5,583  CIGNA Corp.                                                    486,768
     58,399  Citigroup, Inc.                                              4,394,525
      3,451  UNUM Corp.                                                     188,511
                                                                     --------------
                                                                         10,320,453
                                                                     --------------

Other Major Banks (0.29%)
      7,790  BankBoston Corp.                                               381,710
      6,335  Mellon Bank Corp.                                              470,770
                                                                     --------------
                                                                            852,480
                                                                     --------------

Property-Casualty Insurance (0.26%)
      5,621  Chubb Corp.                                                    333,044
      2,809  MGIC Investment Corp.                                          136,412
      3,535  SAFECO Corp.                                                   140,516
      5,764  St. Paul Cos., Inc.                                            165,355
                                                                     --------------
                                                                            775,327
                                                                     --------------

Savings & Loans Companies (0.25%)
      1,455  Golden West Financial Corp.                                    145,682
     14,477  Washington Mutual Inc.                                         595,367
                                                                     --------------
                                                                            741,049
                                                                     --------------
Total Financial                                                          44,345,784
                                                                     --------------
Total Common Stock
(cost $153,694,432)                                                     280,799,001
                                                                     --------------

Principal                                                                 Value
  Amount                                                                 (Note 1)
------------                                                         --------------

SHORT-TERM INVESTMENTS, (6.45%)
Repurchase Agreement, (1.53%)(b)
$ 4,583,000           First Boston 4.80%; 5/3/99
                       (cost $4,583,000; maturity
                       value $4,584,833)                             $    4,583,000
United States Treasury Bills (4.92%)(c)
 14,691,065           4.39%; 5/6/99                                      14,691,065
                                                                     --------------
Total Short-term Investments
                       (cost $19,274,065)                                19,274,065
                                                                     --------------
Total Investments (cost $172,968,497)
                       (100.43%)(a)                                     300,073,066
                                                                     --------------
Other Assets Less Liabilities (-0.43%)                                   (1,272,017)
Net Assets (100.00%)                                                 $  298,801,049
                                                                     ==============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $172,968,497. At
    April 30, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Gross unrealized appreciation                              $  131,057,610
          Gross unrealized depreciation                                  (3,953,041)
                                                                     --------------
          Net unrealized appreciation                                $  127,104,569
                                                                     ==============


(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $4,675,178 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1999, the market value of $14,691,065 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1999:
    (Contracts-$250 times premium/delivery
    month/commitment)

                                                                       Unrealized
                                                                      Depreciation
                                                                     --------------
          S&P 500 Stock Index:
          50/June/Buy                                                $     (363,229)
                                                                     ==============

See accompanying notes to financial statements






[RIGHTIME LOGO]                                                      April 30, 1999
Rightime                                                                 (Unaudited)
Family of Funds
                                                                       The Rightime
                                                              Social Awareness Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
   Shares                                                                 (Note 1)
------------                                                           ------------

COMMON STOCK (95.22%)
Banks & Money Centers (12.44%)
      7,400  Banc One Corp.                                          $      436,600
      6,300  BankAmerica Corp.                                              453,600
      1,900  Bankers Trust N. Y.                                            171,119
      5,200  Citicorp                                                       391,300
      5,500  Dime Bancorp, Inc.                                             126,844
      6,200  FirstFed Financial                                             107,338
      8,500  Wells Fargo Corp.                                              367,094
                                                                     --------------
                                                                          2,053,895
                                                                     --------------

Commercial Services (1.84%)
      3,100  Omnicom Group                                                  224,750
      2,300  Tennant Co.                                                     78,775
                                                                     --------------
                                                                            303,525
                                                                     --------------

Communication (6.88%)
      6,600  Cisco Systems *                                                752,813
      3,500  Tellabs, Inc. *                                                383,469
                                                                     --------------
                                                                          1,136,282
                                                                     --------------

Computer Hardware, Software & Services (4.31%)
     12,000  Novell, Inc. *                                                 267,000
      3,000  Solectron Corp. *                                              145,500
      5,000  Sun Microsystems *                                             299,063
                                                                     --------------
                                                                            711,563
                                                                     --------------

Electrical (1.66%)
      4,300  Dionex Corp.                                                   176,300
      4,900  Thomas Industries                                               97,388
                                                                     --------------
                                                                            273,688
                                                                     --------------

Financial (Miscellaneous) (15.76%)
      4,200  American Express Co.                                           548,887
      7,100  Federal Home Loan Mortgage                                     445,525
      8,700  Fannie Mae                                                     617,156
      3,600  Rouse Co.                                                       87,525
      7,300  Schwab (Charles) Corp.                                         801,175
      2,700  Value Line, Inc.                                               100,237
                                                                     --------------
                                                                          2,600,505
                                                                     --------------

Foods & Beverages (5.44%)
      5,200  Bob Evans Farms                                                 95,225
     10,000  Odwalla, Inc. *                                                 58,125
     13,800  Pepsico, Inc.                                                  509,738
      3,500  Starbucks Corp. *                                              129,281
     15,400  TCBY Enterprises                                               104,912
                                                                     --------------
                                                                            897,281
                                                                     --------------

Food Wholesaler (1.91%)
      5,300  Super Valu, Inc.                                               110,638
      6,900  Sysco Corp.                                                    204,844
                                                                     --------------
                                                                            315,482
                                                                     --------------

HealthCare (Miscellaneous) (1.36%)
      6,000  Bergen Brunswig Class A                                        114,000
      8,100  Humana, Inc. *                                                 110,362
                                                                     --------------
                                                                            224,362
                                                                     --------------

Homebuilding (1.33%)
      3,000  Centex Corp.                                                   109,687
      4,500  Kaufman & Broad                                                109,406
                                                                     --------------
                                                                            219,093
                                                                     --------------

Household Products (1.90%)
      3,400  Newell Rubbermaid                                              161,287
      2,300  Whirlpool Corp.                                                152,663
                                                                     --------------
                                                                            313,950
                                                                     --------------

Insurance (3.30%)
      2,300  Jefferson-Pilot Corp.                                          154,963
      3,700  Marsh & McLennan                                               283,281
      2,900  Relistar Financial                                             106,575
                                                                     --------------
                                                                            544,819
                                                                     --------------

Manufacturing (6.10%)
      4,000  American Power Corp.                                           132,000
      3,300  Fastenal Co.                                                   157,575
      3,000  Fleetwood Enterprises                                           74,063
      5,600  Hunt Manufacturing                                              59,500
      7,700  Interface, Inc. Class A                                         54,381
      5,900  Leggett & Platt                                                136,069
      3,400  Modine Manufacturing                                           106,250
      4,400  TJ International                                               122,100
      3,200  V.F. Corp                                                      164,800
                                                                     --------------
                                                                          1,006,738
                                                                     --------------

Miscellaneous (10.06%)
      4,600  Cabot Corp.                                                    124,200
      5,800  Clarcor, Inc.                                                  108,750
      3,500  Dana Corp.                                                     164,937
      4,400  Deere & Co.                                                    189,200
      3,100  GATX Corp.                                                     106,563
     14,200  Handleman Co. *                                                199,687
      2,700  Harman International                                           124,031
      3,600  Penny, (J.C.) Co. Inc.                                         164,250
      3,800  Pitney Bowes, Inc.                                             265,763
      6,600  Ruby Tuesday, Inc.                                             120,450
      4,500  Service Corp. Int'l                                             93,375
                                                                     --------------
                                                                          1,661,206
                                                                     --------------

Paper & Forest Products (1.43%)
      4,200  Consolidated Paper                                             127,050
      4,200  Sonoco Products                                                108,412
                                                                     --------------
                                                                            235,462
                                                                     --------------

Pharmaceuticals (2.36%)
      4,000  Merck & Co., Inc.                                              281,000
      4,800  Mylan Labs                                                     108,900
                                                                     --------------
                                                                            389,900
                                                                     --------------

Retail Stores (Specialty) (10.43%)
      6,200  Brown Group, Inc.                                              101,137
      6,300  Claire's Stores                                                208,687
     12,000  Home Depot, Inc.                                               719,250
      6,200  Limited, Inc.                                                  271,250
      5,100  Lowe's Companies                                               269,025
      2,200  Timberland *                                                   152,350
                                                                     --------------
                                                                          1,721,699
                                                                     --------------

Transportation (2.15%)
      4,300  Ryder System, Inc.                                             113,412
      7,400  Southwest Airlines                                             240,963
                                                                     --------------
                                                                            354,375
                                                                     --------------

Utilities (4.56%)
      9,600  Ameritech                                                      657,000
      3,100  Cleco Corp.                                                     95,713
                                                                     --------------
                                                                            752,713
                                                                     --------------
Total Common Stock
(cost $16,063,803)                                                       15,716,538
                                                                     --------------

Principal                                                                 Value
  Amount                                                                 (Note 1)
------------                                                         --------------

SHORT-TERM INVESTMENTS (24.45%)

Repurchase Agreement (24.45%)(b)
$ 4,035,000      C.S. First Boston
                   4.80%;5/3/99; (cost $4,035,000;
                   maturity value $4,036,614)                        $    4,035,000
                                                                     --------------
Total Short-term Investments
(cost $4,035,000)                                                         4,035,000
                                                                     --------------
Total Investments (cost $20,098,803)
                  (119.67%)(a)                                           19,751,538
Liabilities Less Other Assets (-19.67%)                                  (3,246,633)
                                                                     --------------
Net Assets (100%)                                                    $   16,504,905
                                                                     ==============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $20,098,803. At
    April 30, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Gross unrealized appreciation                              $      101,126
          Gross unrealized depreciation                                    (448,391)
                                                                     --------------
          Net unrealized depreciation                                     $(347,265)
                                                                     ==============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $4,116,156 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements






[RIGHTIME LOGO]                                                      April 30, 1999
Rightime                                                                 (Unaudited)
Family of Funds
                                                           The Rightime MidCap Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
   Shares                                                                 (Note 1)
------------                                                           ------------

COMMON STOCK (91.16%)
INDUSTRIALS (66.61%)

Aerospace/Defense (1.22%)
      2,862  Cordant Technologies, Inc.                              $      132,010
      5,686  Gulfstream Aerospace                                           277,192
      1,615  OEA, Inc.                                                       15,847
      1,918  Precision Castparts Corp.                                       81,994
        814  Sequa Corp. Class A*                                            46,144
      4,293  Sundstrand Corp.                                               308,023
      2,606  Universal Corp.                                                 66,290
                                                                     --------------
                                                                            927,500
                                                                     --------------

Auto Parts & Equipment (1.11%)
      2,024  Arvin Industries, Inc.                                          74,129
      2,081  Borg-Warner Automotive, Inc.                                   118,097
      5,517  Federal-Mogul Corp.                                            242,058
      5,228  Lear Company *                                                 239,835
      5,416  Meritor Automotive Inc.                                        114,751
      2,146  Superior Industries
             International, Inc.                                             53,650
                                                                     --------------
                                                                            842,520
                                                                     --------------

Auto Parts After Market (0.28%)
      1,719  Bandag, Inc.                                                    54,793
      2,398  SPX Corp.                                                      156,619
                                                                     --------------
                                                                            211,412
                                                                     --------------

Biotechnology (2.05%)
      5,771  Biogen, Inc.*                                                  548,606
      5,534  Centocor, Inc.*                                                245,571
     14,008  Chiron Corp.*                                                  281,911
      6,325  Genzyme Corp.*                                                 238,769
      6,103  Quintiles Transnational Corp.*                                 247,553
                                                                     --------------
                                                                          1,562,410
                                                                     --------------

Broadcast Media (0.91%)
      2,627  Chris-Craft Industries, Inc.*                                  123,469
      3,891  TCA Cable Television, Inc.                                     193,820
      6,530  Univision Communications Inc. *                                377,924
                                                                     --------------
                                                                            695,213
                                                                     --------------

Building Materials (0.92%)
      2,166  Granite Construction Co.                                        61,866
      3,652  Martin Marietta Materials, Inc.                                225,739
      3,019  Southdown, Inc.*                                               193,405
      3,780  USG Corp.                                                      220,657
                                                                     --------------
                                                                            701,667
                                                                     --------------

Chemicals & Materials (2.42%)
      2,523  A. Schulman Inc.                                                44,152
      3,685  Albemarle Corp.                                                 81,070
      5,229  Cabot Corp.                                                    141,183
      3,054  Calgon Carbon Corp.                                             17,751
      5,650  Crompton & Knowles Corp.                                       114,412
      3,393  Cytec Industries, Inc.*                                         96,488
      1,825  Dexter Corp.                                                    74,939
      6,544  Ethyl Corp.                                                     33,538
      2,779  Ferro Corp.                                                     76,944
      2,418  Georgia Gulf Corp.                                              38,537
      1,096  H.B. Fuller Co.                                                 74,665
      8,965  IMC Global Inc.                                                224,125
      2,570  Lawter International Inc.                                       30,840
      4,322  Lubrizol Corp.                                                 119,665
      6,032  Lyondell Petrochemical Co.                                     117,624
      3,888  M.A. Hanna Co.                                                  62,937
      3,669  Olin Corp.                                                      53,659
      8,682  RPM Inc. (Ohio)                                                122,091
      9,511  Solutia Inc.                                                   231,831
      4,518  Witco Chemical Corp.                                            86,124
                                                                     --------------
                                                                          1,842,575
                                                                     --------------

Commercial Services (Specialized) (2.29%)
      2,269  Banta Corp.                                                     48,358
      8,279  Cintas Corp.                                                   569,181
      4,119  Comsat Corp.                                                   133,868
     11,957  Convergys Corp. *                                              222,699
      6,434  Fiserv, Inc.*                                                  376,791
      2,215  Information Resources, Inc.*                                    17,166
      2,013  Jacobs Engineering Group Inc.*                                  79,388
      3,851  Ogden Corp.                                                     99,404
      2,394  Rollins, Inc.                                                   40,399
      5,270  Snyder Communications  *                                       154,806
                                                                     --------------
                                                                          1,742,060
                                                                     --------------

Communications (Equipment) (2.22%)
     10,577  ADC Telecommunications, Inc.*                                  505,713
      5,601  Qualcomm, Inc.*                                              1,120,200
      2,884  Vanguard Cellular Systems, Inc.
             Class A*                                                        65,791
                                                                     --------------
                                                                          1,691,704
                                                                     --------------

Computer Hardware (2.06%)
      5,124  Lexmark Intl                                                   632,814
      5,152  Mentor Graphics Corp.*                                          62,468
      3,976  Microchip Technology, Inc.*                                    139,160
     13,200  Quantum Corp.*                                                 235,950
      3,432  Sequent Computer Systems, Inc.*                                 37,537
      7,858  Storage Technology Corp.*                                      151,758
      4,607  Symbol Technologies, Inc.*                                     219,984
      4,005  Tech Data Corp.*                                                93,617
                                                                     --------------
                                                                          1,573,288
                                                                     --------------

Computer Software & Services (6.01%)
     17,393  Cadence Design Systems, Inc.*                                  235,893
      4,592  Cambridge Technology Partners*                                  66,297
      6,688  Citrix Systems *                                               284,240
     11,926  Comdisco, Inc.                                                 313,803
      5,253  Comverse Technology, Inc.*                                     336,849
     10,025  Concord EFS, Inc.*                                             334,584
      4,797  Electronic Arts*                                               243,748
      8,722  Fore Systems, Inc.*                                            294,368
     14,102  Informix Corp.*                                                102,239
      4,690  Intuit, Inc.*                                                  403,926
      5,520  Keane, Inc.*                                                   136,965
      2,950  Lagato Systems*                                                119,291
      2,738  Micro Warehouse Inc.*                                           46,375
     10,196  Network Associates*                                            135,097
      6,810  Platinum Tech*                                                 173,655
      2,828  Policy Management Systems Corp.*                                88,905
      6,704  Rational Soft*                                                 198,606
      6,958  Siebel Systems*                                                267,448
      7,527  Sterling Commerce*                                             235,689
      6,521  Sterling Software, Inc.*                                       134,903
      2,852  Structural Dynamics Research Corp.*                             55,436
      8,832  SunGard Data Systems*                                          282,072
      4,364  Symantec Corp.*                                                 86,735
                                                                     --------------
                                                                          4,577,124
                                                                     --------------

Consumer Products (0.48%)
      1,512  Church and Dwight, Inc.                                         64,732
      8,093  Dial Corp.                                                     275,162
      1,251  Enesco Group, Inc.                                              26,271
                                                                     --------------
                                                                            366,165
                                                                     --------------

Electrical Components & Other Equipment (7.63%)
      7,629  Altera Corp.*                                                  551,195
     12,570  Analog Devices, Inc.*                                          441,521
      7,497  Arrow Electronics, Inc.*                                       136,352
      7,807  Atmel Corp.*                                                   142,478
      2,755  Avnet, Inc.                                                    116,915
     15,820  Best Buy, Inc.*                                                755,405
      4,753  Cirrus Logic*                                                   33,568
      6,742  Cypress Semiconductor Corp.*                                    69,106
      5,156  Hubbell Inc. Class B                                           246,521
      3,187  Imation Corp.                                                   56,370
     11,811  Linear Technology Corp.                                        671,751
      2,477  Magnatek*                                                       26,783
     10,454  Maxim Integrated Products, Inc.*                               585,424
     12,174  Molex, Inc.                                                    392,611
      5,906  Sensormatic Electronics Corp.                                   70,872
      5,505  Synopsys, Inc.*                                                259,423
      6,598  Teradyne, Inc.*                                                311,343
      3,527  UCAR International, Inc.*                                       80,901
      5,306  Vishay Intertechnology, Inc.*                                   92,523
      5,460  Vitesse Semiconductor Corp.*                                   252,866
     11,335  Xilinx, Inc.*                                                  517,159
                                                                     --------------
                                                                          5,811,087
                                                                     --------------

Electrical Equipment (0.30%)
      6,489  Integrated Device Technology, Inc.*                             47,856
      4,728  SCI Systems, Inc.*                                             179,960
                                                                     --------------
                                                                            227,816
                                                                     --------------

Food & Beverages (3.07%)
      3,213  Bob Evans Farms, Inc.                                           58,838
      3,160  Dean Foods Corp.                                               112,772
      4,645  Dole Food Co.                                                  147,479
      2,141  Dreyer's Grand Ice Cream, Inc.                                  29,171
      7,826  Flowers Industries, Inc.                                       166,303
      3,315  Hannaford Brothers Co.                                         144,617
      5,763  Hormel Foods Corp.                                             211,790
      7,279  IBP, Inc.                                                      147,400
      1,469  International Multifoods Corp.                                  32,502
      5,644  Interstate Bakeries                                            125,579
      2,283  J.M. Smucker Co. Class A                                        49,084
      2,351  Lance, Inc.                                                     32,620
      3,065  Lone Star Steakhouse & Saloon*                                  33,332
      5,685  McCormick & Co., Inc.                                          172,327
      2,746  Suiza Foods  *                                                 103,147
     18,089  Tyson Foods, Inc.                                              374,216
      3,783  U.S. Foodservice *                                             159,122
      3,995  Universal Foods Corp.                                           83,895
      3,567  Vlasic Foods Intl.                                              29,205
      7,910  Whitman Corp.                                                  129,526
                                                                     --------------
                                                                          2,342,925
                                                                     --------------

Health Care Products (Distribution) (0.51%)
      8,566  Bergen Brunswig Corp. Class A                                  162,754
      8,096  Sybron Corp.*                                                  224,158
                                                                     --------------
                                                                            386,912
                                                                     --------------

Health Care Services (2.18%)
      4,060  Apria Healthcare*                                               63,438
      8,028  Beverly Enterprises                                             52,182
      3,692  Concentra Managed Care*                                         50,073
      4,769  First Health Group Inc.                                         77,794
      9,581  Foundation Health Systems Class A                              132,338
     19,749  Health Management Associates
             Class A*                                                       308,578
      4,564  Lincare Holdings Inc.*                                         135,208
      7,019  Omnicare, Inc.                                                 168,895
      6,303  Oxford Health Plan*                                            125,666
      3,577  Pacificare Health System                                       285,378
      5,667  Quorum Health Group, Inc.*                                      70,129
      6,347  Total Renal Care Holdings, Inc.*                                88,065
      3,317  Trigon Health *                                                105,315
                                                                     --------------
                                                                          1,663,059
                                                                     --------------

Iron & Steel (0.09%)
        874  Cleveland-Cliffs Iron Co.                                       34,796
      2,021  Oregon Steel Mills, Inc.                                        33,094
                                                                     --------------
                                                                             67,890
                                                                     --------------

Leisure Time (Products) (1.25%)
      5,889  Callaway Golf Co.                                               88,703
     11,981  Harley-Davidson, Inc.                                          714,367
      8,432  International Game Technology                                  149,668
                                                                     --------------
                                                                            952,738
                                                                     --------------

Leisure Time (Services) (0.54%)
      7,420  Circus Circus Enterprises Inc.*                                156,284
      7,795  Viad Corp.                                                     257,722
                                                                     --------------
                                                                            414,006
                                                                     --------------

Manufacturing (Diversified Industries) (1.98%)
      5,513  American Standard Cos., Inc.*                                  252,220
      2,513  Ametek Inc.                                                     57,328
      4,518  Burlington Industries*                                          36,709
      2,366  Carlisle Co., Inc.                                             115,934
      3,926  Everest Reinsurance Holdings                                   119,007
      3,254  GenCorp, Inc.                                                   75,249
      3,485  Harsco Corp.                                                   114,352
      7,689  NCR Corporation                                                315,249
      3,011  Pentair, Inc.                                                  141,517
      4,838  Premark International, Inc.                                    178,099
      1,646  Tecumseh Products Co. Class A                                  100,612
                                                                     --------------
                                                                          1,506,276
                                                                     --------------

Manufacturing (Specialized Industries) (2.82%)
      4,668  AGCO Corp.                                                      46,097
      2,328  Albany International Corp.                                      56,454
      7,505  American Power Conversion Corp.*                               247,665
      4,116  Dentsply International                                         107,788
      5,449  Diebold, Inc.                                                  131,117
      3,719  Donaldson Co., Inc.                                             83,213
      3,553  Federal Signal Corp.                                            87,937
      3,012  Flowserve Corp.                                                 56,098
      4,066  Furniture Brands Intl.                                         101,904
      2,522  Kaydon Corp.                                                    85,118
      2,344  Kennametal, Inc.                                                62,262
     15,433  Leggett & Platt, Inc.                                          355,924
      2,314  Modine Manufacturing Co.                                        72,313
        439  NCH Corp.                                                       23,925
      1,313  Nordson Corp.                                                   79,108
      2,194  Stewart & Stevenson Services, Inc.                              22,488
      2,933  Teleflex Inc.                                                  127,769
      3,384  Trinity Industries, Inc.                                       117,806
      4,676  Warnaco Group                                                  124,791
      2,089  Watts Industries Class A                                        32,118
      3,141  York International Corp.                                       129,566
                                                                     --------------
                                                                          2,151,461
                                                                     --------------

Medical Products & Supplies (1.39%)
      2,152  Acuson Corp.*                                                   32,818
      5,569  Airgas, Inc.*                                                   65,436
      2,227  Beckman Coulter, Inc.*                                         107,314
      5,234  Hillenbrand Industries, Inc.                                   245,671
      5,548  PSS World Medical *                                             54,093
      5,344  Steris Corp.*                                                   94,856
      7,561  Stryker Corp.                                                  462,639
                                                                     --------------
                                                                          1,062,827
                                                                     --------------

Metals (Specialty) (0.17%)
      1,719  Carpenter Technology Corp.                                      53,826
        549  Maxxam Inc.*                                                    31,465
      1,952  Ryerson Tull Inc.                                               44,286
                                                                     --------------
                                                                            129,577
                                                                     --------------

Miscellaneous (3.95%)
      4,478  A.C. Nielson                                                   124,824
      4,628  AK Steel Holding Corp.                                         120,328
     14,330  Allied Waste Industries, Inc.*                                 253,462
      6,326  American Water Works Co., Inc.                                 179,896
      6,131  Apollo Group, Inc. Class A*                                    151,742
     11,323  Clayton Homes Inc.                                             125,968
      3,156  Gtech Holdings Corp.*                                           82,253
      2,885  Kelly Services, Inc. Class A                                    73,027
      3,278  Lancaster Colony Corp.                                          96,701
      3,562  Litton Industries, Inc.*                                       223,070
      6,209  Manpower Inc.                                                  140,479
      4,191  Mark IV Industries, Inc.                                        74,914
      1,726  Minerals Technologies, Inc.                                     93,204
      8,767  Modis Professional Services *                                  101,368
      4,100  Mohawk Industries, Inc.*                                       132,225
      2,767  Newport News Shipbuilding                                       72,461
      6,373  Olsten Corp.                                                    43,018
      3,212  Pittston Services Group                                         84,716
      6,708  Promus Hotel Corp.*                                            241,488
      7,174  Robert Half International, Inc.*                               171,279
      3,658  Ruddick Corp.                                                   64,701
      4,461  Sotheby's Holdings Class A                                     190,150
      8,619  Stewart Enterprises, Inc. Class A                              171,303
                                                                     --------------
                                                                          3,012,577
                                                                     --------------

Office Equipment & Supplies (1.55%)
      6,663  Herman Miller, Inc.                                            132,844
      4,841  Hon Industries, Inc.                                           130,707
     28,902  Office Depot, Inc.*                                            635,844
      6,068  Reynolds & Reynolds Class A                                    138,426
      2,153  Standard Register Co.                                           65,666
      3,271  Wallace Computer Services, Inc.                                 75,437
                                                                     --------------
                                                                          1,178,924
                                                                     --------------

Oil & Gas (2.56%)
      4,510  AGL Resources Inc.                                              82,026
      9,422  El Paso Energy Corp.                                           346,258
      2,344  Indiana Energy, Inc.                                            50,103
     11,502  Keyspan Energy Corp                                            307,679
      3,526  Murphy Oil Corp.                                               165,502
      4,467  Noble Affiliates, Inc.                                         143,223
      6,084  Pennzoil-Quaker State Co.                                       78,712
      7,858  Pioneer Natural Resources                                       91,840
      9,873  Ranger Oil Ltd.*                                                51,216
     12,007  Tosco Corp.                                                    321,187
      6,869  Ultramar Diamond Shamrock                                      158,416
      4,396  Valero Energy                                                   98,086
      5,068  Varco International, Inc.*                                      57,332
                                                                     --------------
                                                                          1,951,580
                                                                     --------------

Oil & Gas Drilling (2.43%)
      5,544  BJ Services Co.*                                               148,302
     10,750  ENSCO International, Inc.*                                     199,547
     13,592  Global Marine, Inc.*                                           202,181
      7,902  Nabors Industries, Inc.*                                       162,485
     10,279  Noble Drilling Corp.*                                          201,725
     12,990  Ocean Energy *                                                 120,969
      6,031  Parker Drilling Co.*                                            24,124
      3,774  Smith International, Inc.*                                     169,358
      4,356  Tidewater, Inc.                                                115,434
      7,884  Transocean Offshore                                            234,056
      7,985  Weatherford, Inc.                                              270,492
                                                                     --------------
                                                                          1,848,673
                                                                     --------------

Paper/Forest Products/Containers (2.05%)
      4,233  Bowater, Inc.                                                  226,995
      1,682  Chesapeake Corp. of Virginia                                    54,665
      7,092  Consolidated Papers                                            214,533
      4,052  Longview Fiber Co.                                              52,676
      3,297  P.H. Glatfelter Co.                                             42,243
      2,184  Rayonier Inc.                                                   99,645
      7,967  Sonoco Products                                                205,648
      6,847  Timber Co.                                                     176,310
      5,503  Unisource Worlwide Inc.                                         44,712
      7,886  Vulcan Materials Co.                                           376,556
      4,265  Wausau-Mosinee Paper Corp.                                      70,372
                                                                     --------------
                                                                          1,564,355
                                                                     --------------

Pharmaceuticals (2.06%)
      2,505  Agouron Pharmaceuticals, Inc.*                                 147,952
      3,527  Carter-Wallace, Inc.                                            61,943
      4,580  Covance Inc.                                                   100,474
      6,483  Forest Laboratories, Inc.*                                     288,493
      5,999  ICN Pharmaceuticals, Inc.                                      198,342
      9,176  IVAX Corp.                                                     120,435
      4,230  MedImmune Inc.*                                                233,179
     10,114  Mylan Laboratories, Inc.                                       229,461
      2,232  Sepracor Inc.*                                                 188,604
                                                                     --------------
                                                                          1,568,883
                                                                     --------------

Publishing (Books) (0.22%)
      2,361  Houghton Mifflin Co.                                           105,360
      1,287  Scholastic Corp.*                                               60,851
                                                                     --------------
                                                                            166,211
                                                                     --------------

Publishing (Newspapers) (1.14%)
      9,454  A. H. Belo Corp. Class A                                       204,443
      3,475  Lee Enterprises, Inc.                                           99,472
      2,099  Media General, Inc. Class A                                    109,148
        790  Washington Post Co. Class B                                    453,460
                                                                     --------------
                                                                            866,523
                                                                     --------------

Restaurants (1.49%)
      5,170  Brinker International, Inc.*                                   142,821
      3,528  Buffets Inc.*                                                   35,280
      4,795  Cracker Barrel
             Old Country Stores, Inc.                                        96,799
      5,773  Outback Steakhouse*                                            206,746
      2,316  Papa John's Pizza *                                             93,074
      1,610  Sbarro, Inc.                                                    42,162
     14,121  Starbucks Corp.*                                               521,594
                                                                     --------------
                                                                          1,138,476
                                                                     --------------

Retail Stores (General Merchandise) (1.04%)
      5,801  BJ's Wholesale Club                                            154,089
      4,638  Dollar Tree Stores                                             169,287
     13,511  Family Dollar Stores, Inc.                                     325,953
      2,975  Fastenal Co.                                                   142,056
                                                                     --------------
                                                                            791,385
                                                                     --------------

Retail Stores (Specialty - Apparel) (0.72%)
      4,030  Abercrombie & Fitch Co. Class A*                               383,354
      3,613  Ross Stores, Inc.                                              165,972
                                                                     --------------
                                                                            549,326
                                                                     --------------

Retail Stores (Specialty) (2.55%)
      5,381  Barnes & Noble Inc.*                                           186,990
     10,914  Bed Bath & Beyond, Inc.*                                       389,493
      6,044  Borders Group, Inc.*                                            87,260
      3,991  Claire's Stores, Inc.                                          132,202
      7,172  CompUSA, Inc.*                                                  50,204
      5,349  General Nutrition Cos., Inc.*                                   88,593
      4,687  Heilig-Meyers Co.                                               27,536
      2,371  Lands' End, Inc.*                                               90,691
      2,665  Nine West Group, Inc.*                                          75,953
      9,799  Officemax Inc.*                                                 99,215
      2,636  Payless Shoesource Inc.                                        127,681
      5,744  Perrigo Co.*                                                    43,798
     11,238  Saks Holding *                                                 318,176
      2,713  Tiffany & Co.                                                  227,892
                                                                     --------------
                                                                          1,945,684
                                                                     --------------

Textile Specialty (0.95%)
      8,222  Jones Apparel Group, Inc.*                                     271,326
     11,033  Shaw Industries, Inc.                                          199,973
      4,722  Unifi, Inc.                                                     66,108
      2,454  Wellman, Inc.                                                   35,123
      4,435  Westpoint Stevens, Inc.*                                       151,899
                                                                     --------------
                                                                            724,429
                                                                     --------------
Total Industrial                                                         50,757,238
                                                                     --------------

TRANSPORTATION (1.25%)
Airfreight (0.38%)
      3,786  Airborne Freight Corp.                                         121,152
      7,677  Comair Holdings, Inc.                                          169,374
                                                                     --------------
                                                                            290,526
                                                                     --------------

Shipping (0.15%)
      3,506  Alexander & Baldwin, Inc.                                       76,256
      2,885  Overseas Shipholding Group Inc.                                 36,062
                                                                     --------------
                                                                            112,318
                                                                     --------------

Transportation (Miscellaneous) (0.47%)
      2,056  Alaska Air Group, Inc.*                                         90,592
      3,862  GATX Corp.                                                     132,756
      2,792  J.B. Hunt Transport Services, Inc.                              58,108
      4,009  Wisconsin Central
             Transportation Corp.*                                           74,041
                                                                     --------------
                                                                            355,497
                                                                     --------------

Truckers (0.25%)
      1,970  Arnold Industries, Inc.                                         31,274
      3,748  CNF Transportation Inc.                                        163,741
                                                                     --------------
                                                                            195,015
                                                                     --------------
Total Transportation                                                        953,356
                                                                     --------------

UTILITIES (9.38%)
Electric Utilities (7.77%)
      9,600  Allegheny Energy Inc.                                          327,000
      1,691  Black Hills Corp.                                               38,259
      2,544  CMP Group, Inc.                                                 49,290
      8,110  CMS Energy Corp.                                               356,840
      1,763  Cleco Corp                                                      54,433
      8,420  Conectiv Inc.                                                  201,554
     12,626  DPL, Inc.                                                      225,690
      9,904  Energy East Corp.                                              261,837
      7,609  Florida Progress Corp.                                         292,946
      2,515  Hawaiian Electric Industries Inc.                               89,440
      2,949  Idacorp, Inc.                                                   92,894
      5,623  Illinova Corp.                                                 147,604
      6,049  Interstate Energy Corp.                                        174,287
      6,968  Ipalco Enterprises, Inc.                                       160,699
      4,853  Kansas City Power & Light Co.                                  129,818
     10,168  LG&E Energy Corp.                                              221,790
      4,669  Midamerican Energy Hldgs.                                      150,283
      5,677  Minnesota Power & Light Co.                                    119,572
      4,315  Montana Power Co.                                              321,737
      4,020  Nevada Power Co.                                               103,766
      4,692  New England Electric System                                    232,254
     10,057  NiSource Inc.                                                  279,082
     10,235  Northeast Utilities                                            163,760
      6,333  OGE Energy Corp                                                150,013
      6,644  Pinnacle West Capital Corp.                                    257,870
      9,293  Potomac Electric Power Co.                                     271,820
      3,275  Public Service Co. of New Mexico                                58,541
      6,630  Puget Sound Power & Light Co.                                  163,678
      8,121  SCANA Corp.                                                    190,843
     10,343  TECO Energy, Inc.                                              220,435
      7,073  Utilicorp United, Inc.                                         172,846
      9,039  Wisconsin Energy Corp.                                         242,923
                                                                     --------------
                                                                          5,923,804
                                                                     --------------

Gas Utilities (0.75%)
      5,379  KN Energy, Inc.                                                110,942
      6,212  MCN Corp.                                                      123,852
      3,027  National Fuel & Gas Co.                                        132,431
      6,468  Questar Corp.                                                  117,637
      3,626  Washington Gas Light Corp.                                      85,438
                                                                     --------------
                                                                            570,300
                                                                     --------------

Telephone Companies (Local) (0.86%)
      2,794  Aliant Communication                                           123,635
     10,696  Cincinnati Bell, Inc.                                          241,997
      4,796  Telephone & Data Systems, Inc.                                 287,160
                                                                     --------------
                                                                            652,792
                                                                     --------------
Total Utilities                                                           7,146,896
                                                                     --------------

FINANCIAL (13.92%)
Banks (7.15%)
      4,963  Associated Banc-Corp.                                          180,529
      4,287  Astoria Financial Corp.                                        214,886
      3,180  CCB Financial Corp.                                            183,645
     13,149  Charter One Financial                                          410,906
      3,598  City National Corp.                                            138,973
      8,956  Dime Bancorp, Inc.                                             206,548
     14,795  First Security Corp.                                           281,105
     10,054  First Tennessee National Corp.                                 433,579
      3,927  First Virginia Banks, Inc.                                     196,105
      7,419  Green Point Financial Corp.                                    259,665
     12,260  Hibernia Corp. Class A                                         163,211
      4,033  Keystone Financial, Inc.                                       129,560
      8,316  Marshall & Ilsley Corp.                                        582,120
      5,598  Mercantile Bankshares Corp.                                    207,126
     11,189  North Fork Bancorporation, Inc.                                251,753
      8,253  Old Kent Financial Corp.                                       389,954
      6,298  Pacific Century Financial Corp                                 136,981
      3,363  Provident Financial Group                                      140,826
     12,498  Sovereign Bancorp, Inc.                                        170,285
      6,813  TCF Financial Corp.                                            197,577
      2,623  Wilmington Trust Corp.                                         161,151
      6,131  Zions Bancorp.                                                 408,861
                                                                     --------------
                                                                          5,445,346
                                                                     --------------

Brokerage (2.40%)
      7,434  A.G. Edwards & Sons, Inc.                                      260,190
      9,017  E Trade Group *                                              1,041,464
     11,215  PaineWebber Group, Inc.                                        526,404
                                                                     --------------
                                                                          1,828,058
                                                                     --------------

Financial Miscellaneous (1.14%)
      4,846  Finova Group, Inc.                                             234,122
      5,648  Nova Corp. *                                                   146,848
      2,379  The PMI Group Inc.                                             132,778
      9,423  T. Rowe Price                                                  355,129
                                                                     --------------
                                                                            868,877
                                                                     --------------

Insurance (3.23%)
     20,800  AFLAC, Inc.                                                  1,128,400
      5,465  AMBAC, Inc.                                                    329,949
      4,788  American Financial Group, Inc.                                 173,864
      2,303  HSB Group Inc.                                                  87,226
      3,335  Horace Mann Educators Corp.                                     75,871
     10,691  Old Republic International Corp.                               209,143
      5,052  Protective Life Corp.                                          197,975
      7,146  Reliastar Financial Corp.                                      262,615
                                                                     --------------
                                                                          2,465,043
                                                                     --------------
Total Financial                                                          10,607,324
                                                                     --------------
Total Common Stock
(cost $62,614,315)                                                       69,464,814
                                                                     --------------

 Principal
   Amount
------------
SHORT-TERM INVESTMENTS, (7.60%)
Repurchase Agreement, (2.62%)(b)
$ 1,992,000     First Boston
                4.80%; 5/3/99 (cost $1,992,000;
                maturity value $1,992,797)                                1,992,000
United States Treasury Bill (4.98%)(c)
  3,800,000     4.39%; 5/6/99 (cost $3,797,695)                           3,797,695
Total Short-term Investments
                (cost $5,789,695)                                    $    5,789,695
                                                                     --------------
Total Investments (cost $68,404,010)
                (98.76%)(a)                                              75,254,509
Other Assets Less Liabilities (1.24%)                                       946,206
                                                                     --------------
Net Assets (100.00%)                                                 $   76,200,715
                                                                     ==============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $68,404,010. At
    April 30, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Gross unrealized appreciation                                 $12,479,320
          Gross unrealized depreciation                                  (5,628,821)
                                                                     --------------
Net unrealized appreciation                                              $6,850,499
                                                                     --------------

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $2,032,065 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1999, the market value of $3,797,695 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1999:
    (Contracts-$500 times premium/delivery
    month/commitment)

                                                                        Unrealized
                                                                       Appreciation
                                                                     --------------
          S&P 400 MidCap Stock Index:
          30/June/Buy                                                $       39,192
                                                                     --------------

See accompanying notes to financial statements






                                                                                                   Statements of
[RIGHTIME LOGO]                                                                                       Assets and
Rightime                                                                                             Liabilities
Family of Funds                                                                       April 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                 The Rightime
                                                               The Rightime          Social        The Rightime
                                            The Rightime         Blue Chip          Awareness          MidCap
                                                Fund               Fund               Fund              Fund
                                            -------------     --------------     --------------    -------------

ASSETS
Investments in securities, at market value
(Identified cost $110,947,677;
$172,968,497;$20,098,802 and
$68,404,011 respectively) (Note 1)           $109,713,776       $300,073,066       $ 19,751,537      $75,254,509
Cash                                            7,483,095                224          2,000,802          989,958
Receivables:
Dividends and interest                            171,907            253,352              4,933           61,997
Fund shares sold                                   13,891             50,417                711            2,103
Prepaid expenses and other assets                  38,106             65,026              1,812           18,003
                                            -------------     --------------     --------------    -------------
Total Assets                                  117,420,775        300,442,085         21,759,795       76,326,570
                                            -------------     --------------     --------------    -------------
LIABILITIES
Payables:
Variation margin                                  175,625          1,177,500                 --           79,500
Fund shares repurchased                            74,863            201,230              5,218              988
Securities purchased                                   --                 --          5,236,823               --
Accrued expenses                                   62,709            258,179             12,735           44,640
Other liabilities                                   2,454              4,127                114              681
Distribution payable adjustment                       (37)                --                 --               46
                                            -------------     --------------     --------------    -------------
Total Liabilities                                 315,614          1,641,036          5,254,890          125,855
                                            -------------     --------------     --------------    -------------
NET ASSETS (applicable to 3,473,588;
7,388,997; 499,810 and 2,277,257
outstanding shares, respectively) (Note 4)   $117,105,161       $298,801,049      $  16,504,905      $76,200,715
                                            =============     ==============     ==============    =============
Net asset value and redemption price per
share                                              $33.71             $40.44             $33.02           $33.46
                                                   ======             ======             ======           ======
Maximum offering price per share                   $33.71             $42.46 (1)         $34.67 (1)       $35.13
                                                   ======             ======             ======           ======
NET ASSETS
At April 30, 1999 net assets consisted of:
Paid-in capital                              $103,385,706       $189,789,026      $  14,753,393      $62,164,423
Undistributed net investment income (loss)        893,919         (1,377,483)            36,774         (514,745)
Undistributed net realized gain (loss) on
investments                                    14,457,187        (16,351,834)         2,062,003        7,739,730
Net unrealized appreciation (depreciation)
of investments                                 (1,233,901)       127,104,569           (347,265)       6,850,499
Net unrealized depreciation of futures
contracts                                        (397,750)          (363,229)                --          (39,192)
                                            -------------     --------------     --------------    -------------
                                             $117,105,161       $298,801,049      $  16,504,905      $76,200,715
                                            =============     ==============     ==============    =============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements






                                                                                                       Statement of
[RIGHTIME LOGO]                                                                                          Operations
Rightime                                                                                         For the six months
Family of Funds                                                                    ended April 30, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                 The Rightime
                                                             The Rightime           Social             The Rightime
                                       The Rightime            Blue Chip           Awareness              MidCap
                                            Fund                 Fund                Fund                 Fund
                                       --------------       --------------       --------------       --------------
INVESTMENT INCOME
Income
Dividends                               $    675,108           $ 1,734,592        $     56,038           $   379,926
Interest                                   1,720,595               799,536             159,882               257,787
                                       -------------        --------------      --------------         -------------
Total income                               2,395,703             2,534,128             215,920               637,713
                                       -------------        --------------      --------------         -------------
EXPENSES
Administrative services (Note 2)             559,038             1,264,584              67,236               311,584
Investment advisory fees (Note 2)            294,230               743,873              39,551               183,285
Distribution costs - 12b-1 (Notes 2 and 3)   294,230               371,937              19,776                91,642
Distribution costs - service charge
(Notes 2 and 3)                              147,115               371,937              19,776                91,642
Transfer agent fees (Note 2)                  88,664               161,495              10,025                55,211
Accounting services (Note 2)                  25,356                29,846               6,435                22,013
Legal and audit fees                          20,400                32,132               3,860                11,100
Reports to shareholders                        8,700                18,741               1,549                 5,280
Custody fees                                   8,400                12,871                 868                 4,800
Registration fees                              7,230                 5,756               7,525                 5,712
Directors fees                                 6,600                12,783               1,249                 3,900
Insurance                                      6,000                13,007                 954                 3,600
Miscellaneous                                 43,981               206,180                 397                25,386
                                       -------------        --------------      --------------         -------------
Total expenses                             1,509,944             3,245,142             179,201               815,155
                                       -------------        --------------      --------------         -------------
Net investment income (loss)                 885,759              (711,014)             36,719              (177,442)
                                       -------------        --------------      --------------         -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain from security
transactions                               6,533,606             6,025,688           2,057,240            11,937,086
Capital gain distribution from regulated
investment companies                       4,309,328                    --                  --                    --
Net realized gain (loss) on futures
contracts                                  4,983,615           (21,260,563)                 --            (3,977,516)
Increase (decrease) in unrealized
appreciation of investments               (4,199,809)           43,789,660            (699,435)            2,172,976
Decrease in unrealized appreciation of
futures contracts                         (1,777,825)           (1,501,379)                 --              (590,935)
                                       -------------        --------------      --------------         -------------
Net gain on investments                    9,848,915            27,053,406           1,357,805             9,541,611
                                       -------------        --------------      --------------         -------------
Net increase in net assets resulting
from operations                         $ 10,734,674           $26,342,392       $   1,394,524          $  9,364,169
                                       =============        ==============      ==============         =============

See accompanying notes to financial statements






[RIGHTIME LOGO]                                                                                                      Statement of
Rightime                                                                                                    Changes in Net Assets
Family of Funds                                                                                                       (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       The
                                                                                    Rightime                        The
                          The                        The Rightime                     Social                      Rightime
                        Rightime                     Blue Chip                      Awareness                       MidCap
                         Fund                           Fund                           Fund                          Fund
              --------------------------   -------------------------------  ---------------------------   ------------------------
                For Six          For            For Six        For           For Six           For           For Six       For
              Months Ended       Year        Months Ended      Year          Months Ended      Year         Months Ended   Year
              Apr. 30, 1999     Ended       Apr. 30, 1999     Ended          Apr. 30, 1999    Ended        Apr. 30, 1999  Ended
              (Unaudited)  Oct. 31, 1998    (Unaudited)   Oct. 31, 1998      (Unaudited)   Oct. 31, 1998  (Unaudited) Oct. 31, 1998
              ---------------------------  ------------------------------    ---------------------------  -------------------------

OPERATIONS
Net investment
income (loss)  $ 885,759    $ 1,254,451    $  (711,014)      $  (664,220)   $   36,719    $   105,660   $ (177,442)    $  (311,478)
Net realized
gain from
security
transactions   6,533,606     17,891,366      6,025,688        30,148,296     2,057,240      2,481,462   11,937,086         664,389
Capital gain
distributions
from regulated
investment
companies      4,309,328      5,710,686             --                --            --             --           --              --
Net realized
gain (loss) on
futures
contracts      4,983,615      5,425,895    (21,260,563)       16,903,481            --         90,134   (3,977,516)     11,484,174
Net increase
(decrease) in
unrealized
appreciation
of
investments   (4,199,809)   (12,107,474)    43,789,660        15,026,031      (699,435)       381,479    2,172,976       2,427,100
Net increase
(decrease) in
unrealized
appreciation
of futures
contracts     (1,777,825)     1,876,325     (1,501,379)        1,573,750            --          9,925     (590,935)        646,993
            ------------   ------------   ------------      ------------   -----------   ------------  -----------   -------------
Net increase
in net
assets
resulting
from
operations    10,734,674     20,051,249     26,342,392        62,987,338     1,394,524      3,068,660    9,364,169      14,911,178
DISTRIBUTIONS
TO
SHAREHOLDERS
Distributions
from net
realized gains
on
investments  (14,057,088)            --    (30,507,902)               --    (2,577,096)      (394,194) (12,475,590)     (1,494,460)
Distributions
from net
investment
income        (1,245,759)    (1,587,062)            --          (132,463)     (105,288)       (57,366)          --        (537,779)
CAPITAL SHARE
TRANSACTIONS
Increase
(decrease)
in net
assets
resulting
from capital
share
transactions
(Note 4)      11,074,611    (33,867,271)    31,550,776       (45,826,046)    3,903,426       (195,549)  11,819,562     (14,681,561)
            ------------   ------------   ------------      ------------   -----------   ------------  -----------   -------------
Total
increase
(decrease)     6,506,438    (15,403,084)    27,385,266        17,028,829     2,615,566      2,421,551    8,708,141      (1,802,622)
NET ASSETS
Beginning
of year      110,598,723    126,001,807    271,415,783       254,386,954    13,889,339     11,467,788   67,492,574      69,295,196
            ------------   ------------   ------------      ------------   -----------   ------------  -----------   -------------
End of
year *      $117,105,161   $110,598,723   $298,801,049      $271,415,783   $16,504,905   $ 13,889,339  $76,200,715   $  67,492,574
            ============   ============   ============      ============   ===========   ============  ===========   =============

* Including
undistributed
net
investment
income
(loss) of:  $    893,919   $  1,253,954   $ (1,377,483)     $         --   $    36,774   $    105,343  $  (514,745)  $          --
            ============   ============   ============      ============   ===========   ============  ===========   =============

See accompanying notes to financial statements






[RIGHTIME LOGO]                                                                                                Finanical
Rightime                                                                                                      Highlights
Family of Funds
                                                                          (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------------------------------------------------
                                      Net
                                    Realized
                   Net                and                   Distributions  Distributions              Net
                  Asset      Net   Unrealized                  from            from                  Asset
                  Value  Investment   Gain        Total         Net           Realized               Value
                Beginning  Income   (Loss) on      From     Investment        Capital     Total       End        Total
                 of Year   (Loss)  Investments  Operations     Income          Gains  Distributions of Year     Return (1)
-------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
1999 (a)         $35.13    $0.26     $3.30         $3.56     $(0.41)         $(4.57)    $(4.98)      $33.71       9.76%
1998              29.95     0.43      5.16          5.59      (0.41)             --      (0.41)       35.13      18.86
1997              32.09     0.43     (1.24)        (0.81)     (0.42)          (0.91)     (1.33)       29.95      (2.77)
1996              37.55     1.14      2.11          3.25      (0.77)          (7.94)     (8.71)       32.09       8.96
1995              35.50    (0.10)     7.21          7.11      (0.30)          (4.76)     (5.06)       37.55      23.38
1994              37.42     0.29     (0.49)        (0.20)        --           (1.72)     (1.72)       35.50      (0.48)
-------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1999 (a)         $40.98   $(0.10)    $4.19         $4.09      $  --          $(4.63)    $(4.63)      $40.44       9.75%
1998              32.27    (0.10)     8.83          8.73      (0.02)             --      (0.02)       40.98      27.06
1997              31.88     0.03      0.83          0.86      (0.40)          (0.07)     (0.47)       32.27       2.63
1996              32.84     0.40      3.52          3.92      (0.28)          (4.60)     (4.88)       31.88      12.26
1995              33.08     0.35      5.66          6.01      (0.46)          (5.79)     (6.25)       32.84      22.31
1994              33.14     0.39     (0.04)         0.35      (0.23)          (0.18)     (0.41)       33.08       1.06
-------------------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1999 (a)         $35.96    $0.07     $3.88         $3.95     $(0.27)         $(6.62)    $(6.89)      $33.02      10.12%
1998              29.31     0.27      7.55          7.82      (0.15)          (1.02)     (1.17)       35.96      27.37
1997              29.09     0.17      1.52          1.69      (0.43)          (1.04)     (1.47)       29.31       5.77
1996              32.37     0.41      3.88          4.29         --           (7.57)     (7.57)       29.09      13.62
1995              26.84     0.08      5.91          5.99      (0.46)             --      (0.46)       32.37      22.70
1994              29.07     0.33     (0.72)        (0.39)        --           (1.84)     (1.84)       26.84      (1.27)
-------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1999 (a)         $35.19   $(0.08)    $4.90         $4.82     $   --          $(6.55)    $(6.55)      $33.46      13.92%
1998              29.12    (0.16)     7.13          6.97      (0.24)          (0.66)     (0.90)       35.19      24.53
1997              29.02     0.27      1.33          1.60      (0.54)          (0.96)     (1.50)       29.12       5.55
1996              32.95     0.49      2.56          3.05      (0.14)          (6.84)     (6.98)       29.02       9.65
1995              28.44     0.26      5.25          5.51      (0.45)          (0.55)     (1.00)       32.95      20.07
1994              31.07     0.32     (0.78)        (0.46)        --           (2.17)     (2.17)       28.44      (1.38)

(a) For six months ended April 30, 1999 (Unaudited)
(1) Excludes sales charge

See accompanying notes to financial statements


April 30, 1999 (Unaudited)

                                                                     RATIOS
                     ----------------------------------------------------------------------------------------------------
                       Net Assets At The        Expenses to Average          Net Investment Income (Loss)     Portfolio
                          End of Year                Net Assets                  to Average Net Assets        Turnover
-------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
1999 (a)                  $117,105,161                  2.57%*                         1.50%*                  105.54%
1998                       110,598,723                  2.53                           1.12                    117.73
1997                       126,001,807                  2.45                           1.16                     62.01
1996                       166,490,280                  2.45                           3.11                     15.40
1995                       158,966,039                  2.47                          (0.27)                     9.45
1994                       149,207,566                  2.51                           0.78                     11.50
-------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1999 (a)                  $298,801,049                  2.18%*                        (0.48)%*                   1.40%
1998                       271,415,783                  2.15                          (0.25)                     7.97
1997                       254,386,954                  2.09                           0.05                     39.27
1996                       277,639,083                  2.08                           1.25                      1.30
1995                       249,619,271                  2.17                           1.13                     17.52
1994                       221,681,939                  2.22                           1.16                      0.98
-------------------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1999 (a)                   $16,504,905                  2.26%*                         0.46%*                  101.19%
1998                        13,889,339                  2.35                           0.88                    142.15
1997                        11,467,788                  2.35                           0.55                    107.98
1996                         8,694,248                  2.42                           1.51                     46.57
1995                         7,378,063                  2.75                           0.32                     36.49
1994                         7,221,772                  2.56                           1.04                     54.85
-------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1999 (a)                   $76,200,715                  2.22%*                        (0.48)%*                  39.60%
1998                        67,492,574                  2.24                          (0.46)                     0.00
1997                        69,295,196                  2.15                           0.82                    107.08
1996                        80,303,960                  2.19                           1.72                      3.59
1995                        75,086,295                  2.19                           0.84                     24.67
1994                        65,252,084                  2.28                           1.14                      0.75

* Annualized
(a) For six months ended April 30, 1999 (unaudited)

See accompanying notes to financial statements




                                                         April 30, 1999
                                                            (Unaudited)

[RIGHTIME LOGO]                           Notes to Financial Statements
Rightime
Family of Funds

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well-known and established companies ("Blue Chips"). The Rightime MidCap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of the Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospects for above-average capital growth which, in the opinion of the fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                       Advisory     Administration     Distribution
                          Fee            Fee              Costs
                       ---------    --------------     ------------
The Rightime Fund        .50%           .95%              .75%
The Rightime
  Blue Chip Fund         .50%           .85%              .50%
The Rightime
  Social Awareness Fund  .50%           .85%              .50%
The Rightime
  MidCap Fund            .50%           .85%              .50%

During the six month period April 30, 1999, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund                 $341,842
The Rightime Social Awareness Fund          $ 35,615
The Rightime MidCap Fund                    $ 87,270

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $315,395 and $88,844 respectively. During the six month period ended April 30, 1999, Lincoln Investment Planning, Inc. waived fees of $4,728 and $6,435, respectively, for transfer agent and accounting services provided to the Rightime Social Awareness Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of .25% of the Funds' average daily net assets.





NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently
50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other three Funds. Transactions in capital stock were as follows:

                                The Rightime Fund                                      The Rightime Blue Chip Fund
             --------------------------------------------------------     -----------------------------------------------------
                 1999                               1998                        1999                             1998
             ----------------------       ------------------------     ----------------------      -------------------------
             Shares           Value       Shares             Value     Shares           Value      Shares              Value
             --------   ------------      ----------  ------------     --------  ------------      --------       ----------
Shares sold   212,732   $  7,440,722         280,002  $  9,304,396      428,259   $17,897,715       675,121      $ 25,441,729
Shares issued
in
reinvestment
of
distributions 434,224     15,015,469          50,697     1,542,726      731,907    30,227,759         3,822           130,930
             --------   ------------      ----------  ------------   ----------  ------------    ----------      ------------
              646,956     22,456,191         330,699    10,847,122    1,160,166    48,125,474       678,943        25,572,659
Shares
redeemed     (321,233)   (11,381,580)     (1,390,058)  (44,714,393)    (393,730)  (16,574,698)   (1,939,495)      (71,398,705)
             --------   ------------      ----------  ------------   ----------  ------------    ----------      ------------
Net increase
(decrease)    325,723   $ 11,074,611      (1,059,359) $(33,867,271)     766,436   $31,550,776    (1,260,552)     $(45,826,046)
             ========   ============      ==========  ============   ==========  ============    ==========      ============



                      The Rightime Social Awareness Fund                                 The Rightime MidCap Fund
             --------------------------------------------------------     -----------------------------------------------------
                 1999                               1998                        1999                             1998
             Shares           Value       Shares             Value     Shares           Value      Shares              Value
             --------   ------------      ----------  ------------     --------  ------------      --------       ----------
Shares sold    66,940   $  2,353,236          54,325  $  1,789,588      103,348   $ 3,517,819       140,278      $  4,394,868
Shares issued
in reinvestment
of
distributions  73,151      2,527,372          13,629       415,697      376,655    12,455,987        68,685         2,020,018
             --------   ------------      ----------  ------------   ----------  ------------    ----------      ------------
              140,091      4,880,608          67,954     2,205,285      480,003    15,973,806       208,963         6,414,886
Shares
redeemed      (26,578)      (977,182)        (72,851)   (2,400,834)    (120,424)   (4,154,244)     (670,773)      (21,096,447)
             --------   ------------      ----------  ------------   ----------  ------------    ----------      ------------
Net increase
(decrease)    113,513   $  3,903,426          (4,897)  $  (195,549)     359,579   $11,819,562      (461,810)     $(14,681,561)
             ========   ============      ==========  ============   ==========  ============    ==========      ============






NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended April 30, 1999 were as follows:

                                        Purchases               Sales
                                       ----------          --------------
The Rightime Fund                     $81,168,612             $77,145,707
The Rightime Blue Chip Fund           $ 3,702,146             $ 8,874,077
The Rightime Social
  Awareness Fund                      $16,063,803             $15,482,614
The Rightime MidCap Fund              $24,927,342             $25,901,523






[RIGHTIME LOGO]
Rightime                                                                          Officers and Directors
Family of Funds                                                    of The Rightime Fund, Inc.

NAME                                                        PRINCIPAL OCCUPATION
AND ADDRESS                        POSITION AND OFFICE      DURING THE PAST FIVE YEARS
----------------------------     ----------------------     ---------------------------------------------
David J. Rights*                  Chairman of the Board,     President of Rightime Econometrics, Inc., a
1095 Rydal Road                   President, and             registered investment advisor. Consultant
Rydal, PA 19046                   Treasurer                  to and registered representative of Lincoln
                                                             Investment Planning, Inc., a registered
                                                             investment advisor and broker dealer.

Edward S. Forst Sr.*              Director, Vice-President   Chairman of the Board,
The Forst Pavilion                and Secretary              Lincoln Investment Planning
218 Glenside Avenue                                          Inc., a registered investment advisor
Wyncote, PA 19095                                            and broker dealer.

Francis X. Barrett                Director                   Vice Chairman of the Board and
Reading, PA 19805                                            Member of the Finance, Investment and
                                                             Executive Committee, Sacred Heart Hospital,
                                                             Formerly, Executive Director, National Catholic
                                                             Education Association, Pastor Emeritus,
                                                             Church of Holy Guardian Angels, Reading, PA.

Dr. Winifred L. Tillery           Director                   Education Consultant,
Mt. Laurel, NJ 08054                                         Former Superintendent of Schools,
                                                             Camden County, New Jersey.

Dr. Carol A. Wacker               Director                   Former Assistant Superintendent for Senior
Encinitas, CA 92024                                          High Schools, the Philadelphia School
                                                             District.

------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").




The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
530 Walnut Street
Philadelphia, PA 19106

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, PA 19103

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